     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 31, 2003

                                                             FILE NO: 333-103048
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

(Check appropriate box or boxes)
              [X]                PRE-EFFECTIVE AMENDMENT NO. 1



              [ ]                POST-EFFECTIVE AMENDMENT NO.




                              JANUS ADVISER SERIES
               (Exact name of Registrant as Specified in Charter)

                              100 FILLMORE STREET
                          DENVER, COLORADO 80206-4928
                    (Address of Principal Executive Offices)

                                  303-333-3863
                          (Area Code and Phone Number)
                             ---------------------

                                THOMAS A. EARLY
                              JANUS ADVISER SERIES
                              100 FILLMORE STREET
                          DENVER, COLORADO 80206-4928
                    (Name and Address of Agent for Service)

                                    COPY TO:

                             CHRISTOPHER E. PALMER
                                 SHEA & GARDNER
                          1800 MASSACHUSETTS AVE. N.W.
                              WASHINGTON, DC 20036
                             ---------------------

     Approximate date of proposed public offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

     Title of Securities Being Offered: I Shares and C Shares of Janus Adviser Series Mid Cap Value Fund.

     No filing fee is due with this filing because the Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to
Section 24(f) under the Investment Company Act of 1940.

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              JANUS ADVISER SERIES

                 CONTENT OF REGISTRATION STATEMENT ON FORM N-14

Cover Sheet
Part A -- Prospectus/Proxy Statement
Part B -- Statement of Additional Information
Mid Cap Value Fund Prospectus (12/31/02)*
Mid Cap Value Fund Prospectus Supplement (12/31/02)*
Statement of Additional Information (12/31/02)*
Annual Report (7/31/02)*
Part C -- Other Information
Signature Page
Exhibits

---------------

* Incorporated by reference to the Form N-14 filed by registrant on February 7, 2003 (File No. 333-103048).

(JANUS LOGO)
                                                                   April 2, 2003

Dear Janus Investor:

     We are writing to request your vote on a proposal to reorganize the Janus Adviser Series Strategic Value Fund into the Janus Adviser Series Mid Cap Value Fund. If the reorganization is approved, your investment in the Strategic Value Fund will become an investment in the Mid Cap Value Fund. With similar investment objectives as the Strategic Value Fund, the Mid Cap Value Fund is managed by well-regarded value specialist, Perkins, Wolf, McDonnell and Co., a company in which Janus Capital has agreed to take a significant ownership interest.

     The Trustees of Janus Adviser Series have determined that the proposed reorganization is in your best interests, and they recommend that you vote for the proposed reorganization.

     PLEASE READ THE ENCLOSED MATERIALS, WHICH PROVIDE INFORMATION ABOUT THE PROPOSED REORGANIZATION AND THE MID CAP VALUE FUND. TO CAST YOUR VOTE, SIMPLY COMPLETE THE ENCLOSED PROXY. WE ASK THAT YOU RETURN YOUR PROXY PROMPTLY. BE SURE TO SIGN THE PROXY BEFORE MAILING IT IN THE POSTAGE-PAID ENVELOPE.

     We have retained Georgeson Shareholder Communications, Inc., a professional proxy solicitation firm, to assist with the solicitation of votes. If you do not vote your shares, you may receive a phone call from them.

     If you have any questions before you vote, please call (866) 238-7096. They will be happy to help you get your vote in quickly.

     Thank you for your vote, and we look forward to continuing to serve your investment needs.

                                          Sincerely,

                                          /s/ MARK WHITSON

                                          MARK B. WHISTON
                                          CEO, Janus Capital Group

                              JANUS ADVISER SERIES
                              STRATEGIC VALUE FUND
                              100 FILLMORE STREET
                          DENVER, COLORADO 80206-4928

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                            TO BE HELD MAY 15, 2003

     A special meeting of shareholders of the Strategic Value Fund of Janus Adviser Series will be held at the offices of Janus Capital Management LLC, 3773 Cherry Creek Drive North, Denver, Colorado 80209, on May 15, 2003, at 10:00 a.m. Mountain Time for the following purposes:

          1. To approve an Agreement and Plan of Reorganization providing for the transfer of substantially all the assets and liabilities of the Janus Adviser Series Strategic Value Fund in exchange for shares of the Janus Adviser Series Mid Cap Value Fund; and

          2. To transact such other business as may properly come before the meeting.

     Shareholders of record of the Strategic Value Fund at the close of business on February 10, 2003 are entitled to vote at the meeting. Each share entitles its record owner to one vote, with proportionate voting for fractional shares.

                                          By direction of the Trustees,

                                                  /s/ KELLEY A. HOWES
                                          --------------------------------------
                                                     Kelley A. Howes
                                                        Secretary

April 2, 2003

                              JANUS ADVISER SERIES
                              100 FILLMORE STREET
                          DENVER, COLORADO 80206-4928
                                 1-800-525-0020

                         PROSPECTUS AND PROXY STATEMENT

             RELATING TO THE ACQUISITION BY THE MID CAP VALUE FUND
                   OF THE ASSETS OF THE STRATEGIC VALUE FUND

                                 APRIL 2, 2003

     This prospectus and proxy statement (the "Proxy Statement") is being furnished to you in connection with an agreement and plan of reorganization (the "Plan"). Under the Plan, shareholders of the Strategic Value Fund will receive shares of the Mid Cap Value Fund equal in total value to their holdings as of the closing date of the reorganization (the "Reorganization"). If you own I Shares of the Strategic Value Fund, you will receive I Shares of the Mid Cap Value Fund. Similarly, if you own C Shares of the Strategic Value Fund, you will receive C Shares of the Mid Cap Value Fund. After the Reorganization is complete, the Strategic Value Fund will be liquidated. The Reorganization is expected to be effective on or about May 30, 2003.

     The Trustees of Janus Adviser Series (the "Trust") determined that the Reorganization is in the best interest of investors in the Strategic Value Fund, and the Trustees recommend that investors in the Strategic Value Fund vote to approve the Reorganization.

     This Proxy Statement sets forth concisely the information you should know about the Reorganization. You should read it carefully and retain it for future reference.

     A copy of the prospectus of the Trust, dated December 31, 2002, is included with this Proxy Statement. The portions of the prospectus relating to the Mid Cap Value Fund are incorporated herein by reference (which means they are legally part of this Proxy Statement).

     You can request other information, including a Statement of Additional Information dated April 2, 2003, free of charge by contacting us at the above address or telephone number. The SEC maintains a website (www.sec.gov) that contains the Statement of Additional Information and other material incorporated by reference, together with other information regarding the Strategic Value Fund and the Mid Cap Value Fund.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

SUMMARY OF THE PROPOSED REORGANIZATION......................    2
  The Reorganization........................................    2
  Investment Objectives, Policies and Strategies............    2
  Investment Advisers.......................................    3
  Fee and Expense Information (Unaudited)...................    3
  Purchase and Redemption Procedures........................    5
  Tax Consequences..........................................    5
PRINCIPAL RISK FACTORS......................................    5
  Common Stock Risk.........................................    6
  Smaller or Newer Company Risk.............................    6
  Non-Diversification Risk (applies only to the Strategic
     Value Fund)............................................    6
  Value Risk................................................    6
  Foreign Securities Risk...................................    6
  High-Yield/High-Risk Bond Risk............................    7
THE REORGANIZATION..........................................    7
  The Plan..................................................    7
  Reasons for the Reorganization............................    8
  Federal Income Tax Considerations.........................    9
  Description of the Securities to be Issued................   10
  Capitalization (Unaudited)................................   11
ADDITIONAL INFORMATION ABOUT THE FUNDS......................   11
VOTING INFORMATION..........................................   11
SHARE OWNERSHIP.............................................   13
APPENDIX A -- AGREEMENT AND PLAN OF REORGANIZATION..........  A-1

                     SUMMARY OF THE PROPOSED REORGANIZATION

     This section provides a brief summary of the proposed Reorganization, certain expense information and a summary of the principal risk factors associated with an investment in the Mid Cap Value Fund. You should read the entire Proxy Statement carefully. You should also read carefully the enclosed prospectus for the Trust, which provides additional information about the Mid Cap Value Fund.

THE REORGANIZATION

     At a meeting held on January 31, 2003, the Trustees of the Trust concluded that the Reorganization is in the best interests of the shareholders of the Strategic Value Fund and the Mid Cap Value Fund, and that interests of shareholders of the two Funds will not be diluted as a result of the Reorganization.

     Under the Plan, the Strategic Value Fund will transfer substantially all its assets to the Mid Cap Value Fund, and shareholders of the Strategic Value Fund will receive shares of the Mid Cap Value Fund in exchange for their shares of the Strategic Value Fund. Each Strategic Value shareholder will receive full and fractional shares of the Mid Cap Value Fund equal in value to the total value of his or her shares of the Strategic Value Fund as of the closing date of the Reorganization, which is expected to be May 30, 2003. Each shareholder will receive the same class of Mid Cap Value Fund shares as he or she held in the Strategic Value Fund. Your investment in the Mid Cap Value Fund immediately after the Reorganization will have the same value as your investment in the Strategic Value Fund immediately prior to the Reorganization.

     The Plan provides that Janus Capital Management LLC ("Janus Capital") will bear all costs and expenses of the Reorganization, including the costs and expenses incurred in the preparation and mailing of this Proxy Statement. Janus Capital owns more than 50% of the outstanding shares of the Strategic Value Fund and intends to vote to approve the Reorganization.

     The implementation of the Reorganization is subject to a number of conditions set forth in the Plan. Among the significant conditions (which may not be waived) are the receipt of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to the Strategic Value Fund and its shareholders.

     This description of the Reorganization is qualified by reference to the full text of the Plan, which is attached at Appendix A.

INVESTMENT OBJECTIVES, POLICIES AND STRATEGIES

     Although the phrasing is somewhat different, both Funds have substantially similar investment objectives. The Strategic Value Fund seeks long-term growth of capital, while the Mid Cap Value Fund seeks capital appreciation.

     As to investment policies and strategies, both Funds invest primarily in common stocks using a "value" approach. The Mid Cap Value Fund, however, invests primarily in common stocks of mid-sized companies, while the Strategic Value Fund is not required to invest in companies of any particular capitalization. As of December 31, 2002, the Strategic Value Fund invested slightly more than 60% of its net assets in common stocks of mid-sized companies. More specific information about each Fund's principal investment strategies is set forth below.

          The Strategic Value Fund invests primarily in common stocks with the potential for long-term growth of capital using a "value" approach. The "value" approach the portfolio manager uses emphasizes investments in companies he believes are undervalued relative to their intrinsic worth. The portfolio manager applies a "bottom up" approach in choosing investments. In other words, he looks at companies one at a time to determine if a company is an attractive investment opportunity and is consistent with the Fund's investment policies. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of the Fund's assets may be in cash or similar investments.

          The Mid Cap Value Fund invests primarily in the common stocks of mid-sized companies whose stock prices are believed to be undervalued. The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, within the 12-month average of the capitalization range of the Russell Midcap Index. This average is updated monthly. Mid Cap Value Fund focuses on companies that have fallen out of favor with the market or are temporarily misunderstood by the investment community. To a lesser degree, the Fund also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. Mid Cap Value Fund's portfolio manager generally looks for companies with: a low price relative to their assets, earnings, cash flow or business franchise; products and services that give them a competitive advantage; and quality balance sheets and strong management. For purposes of the Fund's 80% policies, net assets will take into account borrowings for investment purposes.

     The Strategic Value Fund may invest up to 35% of its net assets in high-yield/high-risk bonds (or "junk bonds"), and the Mid Cap Value Fund may invest up to 20% of its net assets in such bonds.

     Each Fund may invest without limit in foreign equity and debt securities (subject, of course, to its overall investment objectives and policies set forth above).

INVESTMENT ADVISERS

     Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Strategic Value Fund and is responsible for the day-to-day management of the Fund. Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as a subadviser for a number of private label mutual funds and provides separate account advisory services for institutional accounts.

     Janus Capital also serves as the investment adviser to the Mid Cap Value Fund. With respect to that Fund, however, Perkins, Wolf, McDonnell and Company ("Perkins") serves as subadviser and provides the day-to-day management of the Fund. Perkins, which is located at 310 South Michigan Avenue, Suite 2600, Chicago, Illinois 60604, has been in the investment management business since 1984 and manages other mutual funds and separate accounts. Janus Capital has agreed to take a 30% ownership stake in Perkins, a transaction that is expected to close in April 2003.

FEE AND EXPENSE INFORMATION (UNAUDITED)

     The tables and examples below show the fee and expense information for each Fund as well as pro forma fee and expense information on a combined basis, giving effect to the Reorganization. The Strategic Value Fund I Shares information is based on expenses for the fiscal year ended July 31, 2002. The Strategic Value Fund C Shares information is based upon the estimated annualized gross expenses expected to be incurred in the C Shares' initial fiscal year. Because the Mid Cap Value Fund commenced operations on December 31, 2002, the information below is based on estimates for the Fund's first fiscal year. The pro forma information is estimated.

          The table below describes the shareholder fees that you may pay if you buy and hold shares of the Funds. Shareholder fees such as sales load, redemption fees or exchange fees are charged directly to an investor's account. The Funds' I Shares are no-load investments, so there is generally no shareholder fees when you buy or sell I Shares. These fees are not affected by the Reorganization.

          Annual fund operating expenses are paid out of each Fund's assets and include fees for Fund management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows below, these costs are borne indirectly by all shareholders. For each Fund, Janus Capital has agreed to limit the Fund's expenses (excluding the distribution fee and administrative services fee for I Shares, the distribution and shareholder servicing fee for C Shares, brokerage commissions, interest, taxes and extraordinary expenses) to 1.25% on an annual basis until at least June 2004.

           SHAREHOLDER FEES (1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              I SHARES   C SHARES
                                                              --------   --------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price).............................    None      1.00%(2)
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or redemption
  proceeds).................................................    None      1.00%(3)
Maximum sales charge (load) imposed on reinvested dividends
  and other distributions...................................    None       None
Redemption fees.............................................    None       None
Exchange fees...............................................    None       None

                                                                    TOTAL ANNUAL FUND
                                          DISTRIBUTION                  OPERATING                  TOTAL ANNUAL FUND
                             MANAGEMENT     (12B-1)       OTHER     EXPENSES WITHOUT      TOTAL    OPERATING EXPENSES
                                FEE          FEE(4)      EXPENSES        WAIVERS         WAIVERS      WITH WAIVERS
                             ----------   ------------   --------   -----------------    -------   ------------------
Strategic Value Fund I
  Shares...................     0.65%         0.25%        1.54%          2.44%(5)        0.69%           1.75%(5)
Mid Cap Value Fund I
  Shares...................     0.65%         0.25%        0.59%          1.49%(6)        0.00%           1.49%(6)
Mid Cap Value Fund Pro
  Forma Combined I Shares..     0.65%         0.25%        0.59%          1.49%(6)        0.00%           1.49%(6)
Strategic Value Fund C
  Shares...................     0.65%         1.00%        1.29%          2.94%(5)        0.69%           2.25%(5)
Mid Cap Value Fund C
  Shares...................     0.65%         1.00%        0.34%          1.99%(6)        0.00%           1.99%(6)
Mid Cap Value Fund Pro
  Forma Combined C Shares..     0.65%         1.00%        0.34%          1.99%(6)        0.00%           1.99%(6)

---------------

(1) Your financial intermediary may charge you a separate or additional fee for purchases and sales of shares.

(2) Sales charges are waived for certain investors.

(3) A contingent deferred sales charge of 1% applies on C Shares redeemed within 18 months of purchase.

(4) Because the 12b-1 fee is charged as an annual, ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

(5) Expenses for the Strategic Value Fund I Shares are based upon expenses for the fiscal year ended July 31, 2002. Expenses for Strategic Value Fund C Shares are based upon the estimated annualized gross expenses expected to be incurred in the C Shares' initial fiscal year. Expenses are stated both with and without contractual waivers by Janus Capital. Janus Capital has agreed to limit the Strategic Value Fund's expenses (excluding the distribution fee and administrative services fee for I Shares, the distribution and shareholder servicing fee for C Shares, brokerage commissions, interests, taxes and extraordinary expenses) to 1.25% on an annual basis until at least June 2004. Waivers are first applied against the management fee and then against other expenses, and will continue until at least June 2004.

(6) Expenses for the Mid Cap Value Fund are based upon the estimated expenses the Fund expects to incur during its initial fiscal year. All expenses are shown without the effect of any expense offset arrangements.

  EXAMPLES

     The following examples are based on expenses without waivers. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. The first chart assumes that you redeem your investment at the end of each period. The second chart assumes that you do not redeem your investment at the end of the period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             IF SHARES ARE REDEEMED

                                            1 YEAR(1)   3 YEARS(2)   5 YEARS(2)   10 YEARS(2)
                                            ---------   ----------   ----------   -----------
Strategic Value Fund -- I Shares..........    $247         $761        $1,301       $2,776
Mid Cap Value Fund -- I Shares............    $152         $471        $  813       $1,779
Mid Cap Value Fund Pro Forma Combined -- I
  Shares..................................    $152         $471        $  813       $1,779
Strategic Value Fund -- C Shares..........    $497         $910        $1,548       $3,261
Mid Cap Value Fund -- C Shares............    $402         $624        $1,073       $2,317
Mid Cap Value Fund Pro Forma Combined -- C
  Shares..................................    $402         $624        $1,073       $2,317

                           IF SHARES ARE NOT REDEEMED

                                            1 YEAR(2)   3 YEARS(2)   5 YEARS(2)   10 YEARS(2)
                                            ---------   ----------   ----------   -----------
Strategic Value Fund -- I Shares..........    $247         $761        $1,301       $2,776
Mid Cap Value Fund -- I Shares............    $152         $471        $  813       $1,779
Mid Cap Value Fund Pro Forma Combined -- I
  Shares..................................    $152         $471        $  813       $1,779
Strategic Value Fund -- C Shares..........    $397         $910        $1,548       $3,261
Mid Cap Value Fund -- C Shares............    $302         $624        $1,073       $2,317
Mid Cap Value Fund Pro Forma Combined -- C
  Shares..................................    $302         $624        $1,073       $2,317

---------------

(1) C Shares: Includes the initial sales charge and the contingent deferred sales charge.

(2) C Shares: Includes the initial sales charge. Contingent deferred sales charge not applicable.

PURCHASE AND REDEMPTION PROCEDURES

     Both Funds have the same purchase and redemption procedures, and those procedures will not change as a result of the proposed Reorganization. See the enclosed Trust prospectus for information about the purchase and redemption procedures.

TAX CONSEQUENCES

     As a condition of the Reorganization, the Trust will have received an opinion of counsel to the effect that, based on certain facts, assumptions and representations, the Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. If the Reorganization constitutes a tax-free reorganization, no gain or loss will be recognized by the Funds or their shareholders. For more information, see "Federal Income Tax Considerations," below.

                             PRINCIPAL RISK FACTORS

     The Strategic Value Fund and the Mid Cap Value Fund have many of the same risk factors. For example, the main risk of both Funds is the risk inherent in the investment in common stocks. The risk in investing in smaller or newer companies, however, applies more to the Mid Cap Value Fund because of that Fund's policy of investing at least 80% of assets in mid-sized companies. It also applies, to somewhat lesser degree to the Strategic Value Fund, because that Fund may have significant investments in medium or small size companies. The risk related to non-diversification applies to the Strategic Value Fund, but not the Mid Cap Value Fund. The principal risk factors applicable to both Funds are summarized below.

     Common Stock Risk. Because each Fund may invest substantially all its assets in common stocks, the main risk of each Fund is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund share price may also decrease.

     Smaller or Newer Company Risk. Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

     Non-Diversification Risk (applies only to the Strategic Value
Fund). Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "non-diversified" portfolio has the ability to take larger positions in a smaller number of issuers than a "diversified" portfolio. A non-diversified portfolio has more flexibility to focus its investments in the most attractive companies identified by the portfolio manager. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a non-diversified portfolio, its share price can be expected to fluctuate more than a comparable diversified portfolio. This fluctuation, if significant, may affect the performance of a non-diversified portfolio. The Strategic Value Fund is a non-diversified portfolio, while the Mid Cap Value Fund is a diversified portfolio.

     "Value" Risk. If the portfolio manager's perception of a company's worth is not realized in the time frame he expects, the overall performance of the Fund may suffer. In general, the portfolio manager believes this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, dividends and/or assets.

     Foreign Securities Risk. Within the parameters of its specific investment policies, each Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

          - Currency Risk. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, including the risks that the countries in which the Funds invest may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from the country.

          - Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

          - Market Risk. Foreign securities markets may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - Transaction Costs. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

     High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's Rating Services and Moody's Investor Services, Inc. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

                               THE REORGANIZATION

THE PLAN

     The terms and conditions under which the Reorganization will be implemented are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, which is attached as Appendix A to this Proxy Statement.

     The Plan contemplates (i) the Mid Cap Value Fund acquiring substantially all of the assets of the Strategic Value Fund in exchange solely for shares of the Mid Cap Value Fund and the assumption by the Mid Cap Value Fund of all of the Strategic Value Fund's known liabilities, if any, as of the closing date, and (ii) the distribution on the closing date of such shares to the shareholders of Strategic Value Fund. Shareholders holding I Shares of the Strategic Value Fund will receive I Shares of the Mid Cap Value Fund, and shareholders holding C Shares of the Strategic Value Fund will receive C Shares of the Mid Cap Value Fund.

     The value of the assets of the Strategic Value Fund to be acquired and the amount of its liabilities to be assumed by the Mid Cap Value Fund and the net asset value of a share of Strategic Value Fund will be determined as of the close of regular trading on the New York Stock Exchange on the closing date and will be determined in accordance with the valuation procedures described in the then-current prospectus and Statement of Additional Information for the Mid Cap Value Fund. When market quotations are not readily available, or events or circumstances that may effect the value of Fund securities are identified between the closing of their principal markets and the time the net asset value
(NAV) is determined, securities are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees. The Plan provides that Janus Capital will bear all costs and expenses of the Reorganization, including the costs and expenses incurred in the preparation and mailing of this Proxy Statement. The closing date is expected to be on or about May 30, 2003.

     As soon as practicable after the closing date, the Strategic Value Fund will distribute pro rata to its shareholders of record the shares of the Mid Cap Value Fund it receives in the Reorganization, so that each shareholder of Strategic Value Fund will receive a number of full and fractional shares of the Mid Cap Value Fund equal in value to his or her holdings in the Strategic Value Fund. Each shareholder will receive shares of the same class that he or she previously held in the Strategic Value Fund. The distribution will be accomplished by opening accounts on the books of the Mid Cap Value Fund in the names of the Strategic Value Fund shareholders and by transferring thereto the shares of the Mid Cap Value Fund previously credited to the account of the Strategic Value Fund on those books. Each shareholder account shall be credited with the pro rata number of Mid Cap Value Fund shares due to that shareholder. Accordingly, immediately after the Reorganization, each former shareholder of the Strategic Value Fund will own shares of the Mid Cap Value Fund that will be equal to the value of that shareholder's shares of the Strategic Value

Fund immediately prior to the Reorganization. The Strategic Value Fund will be liquidated soon after the distribution.

     The implementation of the Reorganization is subject to a number of conditions set forth in the Plan. For instance, the Plan may be terminated and the Reorganization abandoned at any time prior to the closing date by the Trustees if they determine that the Reorganization would disadvantage either Fund. The Trust's officers may change or postpone the closing date.

REASONS FOR THE REORGANIZATION

     At a meeting held on January 31, 2003, the Trustees of the Trust concluded that the Reorganization is in the best interests of shareholders of the Strategic Value Fund and the Mid Cap Value Fund and unanimously voted to recommend that you vote to approve the Reorganization. The Trustees also determined that the Reorganization will not result in any dilution of the interests of shareholders of either Fund. In making these determinations, the Trustees considered a variety of factors, including those discussed below.

     Generally Comparable Investment Objectives, Policies and Strategies. The Trustees considered the fact that the investment objectives, policies and strategies of the two Funds are generally comparable. As explained in more detail in "Investment Objectives, Policies and Strategies" above, both Funds invest primarily in common stocks using a "value" approach. Although the Mid Cap Value Fund has a policy of investing at least 80% of assets in common stocks of mid-size companies, and the Strategic Value Fund has no such policy, the Trustees noted that as of December 31, 2002, the Strategic Value Fund invested slightly more than 60% of its net assets in stocks of mid-sized companies. The Trustees also noted that the Funds had substantially similar investment objectives; the Strategic Value Fund seeks long-term growth of capital and the Mid Cap Value Fund seeks capital appreciation.

     Fees and Expenses. The Trustees considered that both Funds have the same investment advisory fee. The Trustees also considered that Janus Capital projected lower annual expenses for the Mid Cap Value Fund than for the Strategic Value Fund because Janus Capital projected Mid Cap Value Fund assets of $50 million as of December 31, 2003. The Trustees also considered that, for both Funds, Janus Capital has agreed to limit total annual expenses to 1.25% (excluding the distribution fee and administrative services fee for I Shares and the distribution and shareholder servicing fee for C Shares) until at least June 2004.

     Asset Size and Growth Projections. The Trustees considered that, as of December 31, 2002, the Strategic Value Fund had only approximately $3.8 million in assets, $3.1 million of which represented start-up investments made by Janus Capital even though the Strategic Value Fund commenced operations in August 2000. The Trustees also considered the projection by Janus Capital that the Strategic Value Fund would not likely grow significantly in the near future in light of other Janus fund offerings, such as the Mid Cap Value Fund. Although the Mid Cap Value Fund had approximately $500,000 in assets as of December 31, 2002, all of which represented start-up investments made by Perkins, the Trustees considered that the Mid Cap Value Fund had only commenced operations as of that date.

     Performance. Although the Mid Cap Value Fund commenced operations on December 31, 2002, and thus does not have a significant performance record, the Trustees considered the performance record of the Berger Mid Cap Value Fund, which is managed by Perkins in the same manner as the Mid Cap Value Fund. The Trustees considered that the performance of the Berger Mid Cap Value Fund was better than the performance of the Strategic Value Fund (for the period August 1, 2000, the date the Strategic Value Fund commenced operations, through December 31, 2002). The performance of the Berger Mid Cap Value Fund during the period August 1, 2000 through December 31, 2002 was not materially different than the performance of the other accounts managed by Perkins using substantially the same investment approach as used for the Berger Mid Cap Value Fund.

     Shareholder Services. The Trustees also considered that the Reorganization would have no effect on the level of service provided to shareholders because both Funds are part of the same Trust.

     Reorganization Costs. The Trustees also considered that Janus Capital has agreed to pay the costs of the Reorganization, including the costs of preparing, printing and mailing this Proxy Statement.

     Tax-Free Reorganization. The Trustees also considered that the Trust would receive an opinion of counsel that the Reorganization would be treated as a tax-free reorganization.

FEDERAL INCOME TAX CONSIDERATIONS

     As a condition to the Reorganization, the Trust will receive a legal opinion from Shea & Gardner, to the effect that, subject to customary assumptions and representations, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the Treasury Regulations promulgated thereunder and current administrative and judicial interpretations thereof, for federal income tax purposes:

     - the transfer of all or substantially all of the assets of the Strategic Value Fund solely in exchange for the Mid Cap Value Fund shares and the assumption by the Mid Cap Value Fund of all known liabilities of the Strategic Value Fund, and the distribution of such shares to the shareholders of the Strategic Value Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code;

     - the Strategic Value Fund and the Mid Cap Value Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

     - no gain or loss will be recognized by the Strategic Value Fund on the transfer of the assets of the Strategic Value Fund to the Mid Cap Value Fund in exchange for the Mid Cap Value Fund shares and the assumption by the Mid Cap Value Fund of all known liabilities of the Strategic Value Fund or upon the distribution of the Mid Cap Value Fund shares to the Strategic Value Fund shareholders in exchange for their shares of the Strategic Value Fund;

     - the tax basis of the Strategic Value Fund's assets acquired by the Mid Cap Value Fund will be the same to the Mid Cap Value Fund as the tax basis of such assets to the Strategic Value Fund immediately prior to the reorganization, and the holding period of the assets of the Strategic Value Fund in the hands of the Mid Cap Value Fund will include the period during which those assets were held by the Strategic Value Fund;

     - no gain or loss will be recognized by the Mid Cap Value Fund upon the receipt of the assets of the Strategic Value Fund solely in exchange for the Mid Cap Value Fund shares and the assumption by the Mid Cap Value Fund of all known liabilities of the Strategic Value Fund;

     - no gain or loss will be recognized by shareholders of the Strategic Value Fund upon the receipt of the Mid Cap Value Fund shares by such shareholders, provided such shareholders receive solely the Mid Cap Value Fund shares (including fractional shares) in exchange for their the Strategic Value Fund shares; and

     - the aggregate tax basis of the Mid Cap Value Fund shares, including any fractional shares, received by each shareholder of the Strategic Value Fund pursuant to the reorganization will be the same as the aggregate tax basis of the Strategic Value Fund shares held by such shareholder immediately prior to the reorganization, and the holding period of the Mid Cap Value Fund shares, including fractional shares, to be received by each shareholder of the Strategic Value Fund will include the period during which the Strategic Value Fund shares exchanged therefore were held by such shareholder (provided that the Strategic Value Fund shares were held as a capital asset on the date of the reorganization).

     The receipt of such an opinion is a condition to the consummation of the Reorganization. The Trust has not obtained an Internal Revenue Service ("IRS") private letter ruling regarding the federal income tax consequences of the Reorganization, and the IRS is not bound by advice of counsel. If the transfer of the assets of the Strategic Value Fund in exchange for the Mid Cap Value Fund shares and the assumption by the Mid Cap Value Fund of all known liabilities of the Strategic Value Fund do not constitute a tax-free reorganization, each Strategic Value Fund shareholder generally will recognize gain or loss equal to the difference between the value of the Mid Cap Value Fund shares such shareholder acquires and the tax basis of such shareholder's the Strategic Value Fund shares.

     Shareholders of the Strategic Value Fund should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders of the Fund should also consult tax advisers as to state and local tax consequences, if any, or the Reorganization.

     As of July 31, 2002, the Strategic Value Fund had unutilized capital loss carryovers of $979,062. As of December 31, 2002, the Mid Cap Value Fund had no unutilized capital loss carryovers. The final amount of unutilized capital loss carryovers for each Fund is subject to change and will not be determined until the time of the Reorganization. After and as a result of the Reorganization, these capital loss carryovers may in part be subject to limitations under applicable tax laws on the rate at which they may be used in the future to offset capital gains of the Mid Cap Value Fund. As a result, some or all of the capital loss carryovers may expire unutilized. The Trustees took this factor into account in concluding that the proposed Reorganization would be in the best interests of the Funds and their shareholders.

     The Strategic Value Fund may sell securities before the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization. After the Closing, the Mid Cap Value Fund may dispose of certain securities received by it from the Strategic Value Fund. Such sales may result in transaction costs and capital gains (or losses). The Funds expect the capital gains (if any) to be insignificant. Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

DESCRIPTION OF THE SECURITIES TO BE ISSUED

     The Trust is registered with the Securities and Exchange Commission as an open-end management investment company, generally called a mutual fund. The Trust is authorized to issue shares of beneficial interest in separate Funds. Each Fund offers two classes of shares, I Shares and C Shares. Shares of a Fund participate equally in dividends and other distributions of that Fund (with differences among the classes due to different expense structures). In the event of a liquidation, shareholders would be entitled to share pro rata in the net assets of the Fund available for distribution based on the value of their shareholdings. Shares of each Fund have no preemptive, conversion or subscription rights. When issued, each share is fully paid and non-assessable by the Trust, has no preemptive or subscription rights, and is fully transferable.

     The Trustees do not intend to hold annual meetings of shareholders of the Funds. However, special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the Investment Company Act of 1940. Separate votes are taken by each Fund only if a matter affects or requires the vote of only that Fund or that Fund's interest in the matter differs from the interest of other Funds. Shareholders are entitled to one vote for each share owned.

     Under Delaware law, shareholders of the Funds could, under certain circumstances, be held liable for the obligations of their Fund. However, the Trust's Trust Instrument disclaims shareholder liability for acts or obligations of the Funds and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Funds or the Trustees. The Trust Instrument also provides for indemnification from the assets of the Funds for all losses and expenses of any Fund shareholder held liable for the obligations of their Fund. Thus, the risk of a shareholder incurring a financial loss on account of its liability as a shareholder of one of the Funds is limited to circumstances in which their Fund would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The Trustees intend to conduct the operations of the Funds to avoid, to the extent possible, liability of shareholders for liabilities of their Fund.

CAPITALIZATION (UNAUDITED)

     The following table shows the capitalization of the Strategic Value Fund and the Mid Cap Value Fund as of January 31, 2003, and the pro forma combined capitalization of both Funds as if the Reorganization had occurred on that date.

                                                                               MID CAP
                                                                              VALUE FUND
                                                    STRATEGIC     MID CAP     PRO FORMA
                                                    VALUE FUND   VALUE FUND    COMBINED
                                                    ----------   ----------   ----------
Net assets (both classes).........................  $3,843,281    $491,489    $4,334,770
Shares outstanding (both classes).................     618,450      51,494       453,938
I Shares net assets...............................  $3,791,968    $252,932    $4,044,900
I Shares net asset value per share................  $     6.21    $   9.55    $     9.55
I Shares outstanding..............................     610,259      26,494       423,559
C Shares net assets...............................  $   51,313    $238,557    $  289,870
C Shares net asset value per share................  $     6.26    $   9.54    $     9.54
C Shares outstanding..............................       8,191      25,000        30,379

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

     Additional information about the Mid Cap Value Fund and the Strategic Value Fund is included in the prospectus for the Trust, dated December 31, 2002, a copy of which is being provided with this Proxy Statement. Further information about the Funds is included in the Statement of Additional Information of the Trust, dated December 31, 2002. The portions of those documents relating to the Mid Cap Value Fund are incorporated herein by reference. The Statement of Additional Information is available upon request and without charge by calling 1-800-525-0020 or by contacting Janus Capital at 100 Fillmore Street, Denver, Colorado 80206-4928.

     The Strategic Value Fund and the Mid Cap Value Fund are subject to informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and in accordance therewith file reports and other information, including proxy material and charter documents, with the Securities and Exchange Commission ("SEC"). These items may be inspected and copied at the public reference facilities maintained by the SEC at 450 5th Street, N.W., Washington, D.C. 20549, and at the SEC's regional offices in New York at 233 Broadway, New York, New York 10279, and in Chicago at 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604. Copies of such items can be obtained from the Public Reference Branch, Office of Consumer Affairs, SEC, Washington, D.C. 20549, at prescribed rates. The information is also available through the Edgar database available at the SEC's website (www.sec.gov).

                               VOTING INFORMATION

     Shareholders of the Strategic Value Fund as of the record date of February 10, 2003, are entitled to vote on the Plan. Shareholders of both I Shares and C Shares will vote together as a single group. As of the record date, there were 618,954 shares of the Strategic Value Fund outstanding. Each full share of the Fund will have one vote, and each fractional share will have a proportional fractional vote.

     This solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying proxy. Supplementary solicitations may be made by mail, telephone, telegraph, facsimile, electronic means or by personal interview. In addition, Georgeson Shareholder Communications, Inc. ("GS"), a professional proxy solicitation firm, may be paid to solicit shareholders of the Strategic Value Fund. The total cost of such services is estimated to be $4,500. The cost of preparing, printing and mailing this Proxy Statement, and all other costs incurred in connection with the solicitation of proxies, including the fees of GS, will be paid by Janus Capital. In addition, Janus Capital may also reimburse financial intermediaries for their reasonable expenses in forwarding solicitation materials to shareholders.

     For proxies to be effective, they must be received prior to the close of business on May 14, 2003. You may revoke your proxy, but to be effective, we must receive written notice of your revocation prior to the close of business on May 14, 2003. Alternatively, you may attend the meeting and vote in person, in which case any prior proxy you provided will be automatically revoked.

     To be adopted, the Plan must be approved by a majority of outstanding shares of the Strategic Value Fund (both classes voting together as a group), which is defined as the lesser of (a) a vote of 67% or more of Fund shares whose holders are present in person or represented by proxy at the meeting if the holders of more than 50% of all outstanding Fund shares are present in person or represented by proxy at the meeting, or (b) a vote of more than 50% of all outstanding Fund shares. Votes to abstain and broker non-votes will have the practical effect of voting against the Plan. A broker non-vote is a proxy received from a broker or nominee when the broker or nominee has neither received instructions from the beneficial owner or other person entitled to vote nor has the discretionary power to vote the shares. Janus Capital owns more than 50% of the outstanding shares of the Strategic Value Fund, and therefore its vote is sufficient to control whether the Plan is approved. Janus Capital intends to vote to approve the Plan.

     The holders of one-third of the outstanding shares of the Strategic Value Fund present in person or by proxy shall constitute a quorum at the shareholders' meeting. If sufficient votes in favor of the Plan are not received by the time scheduled for the meeting, the holders of a majority of shares present or represented by proxy at the meeting and entitled to vote at the meeting, whether or not sufficient to constitute a quorum, may adjourn the meeting. The persons named as proxies will vote in favor of such adjournment if they determine that each adjournment and additional solicitation are reasonable and in the interest of shareholders. For purposes of determining the presence of a quorum, abstentions and broker non-votes will be treated as shares that are present, and the persons named as proxies will vote those shares in favor of a proposed adjournment if they determine that the adjournment and additional solicitation is reasonable and in the interests of shareholders. Any business that might have been transacted at a meeting originally called may be transacted at any such adjourned session(s) at which a quorum is present. The costs of any additional solicitation and of any adjourned session(s) will be borne by Janus Capital.

     The Trust may arrange to have proxies recorded by telephone. If the Trust records proxies by telephone, it will use procedures designed to authenticate identities of shareholders to allow shareholders to authorize voting in accordance with their instructions and to confirm that their votes have been properly recorded. Proxies recorded by telephone may be revoked in the same manner as proxies submitted by mail or may be revoked.

                                SHARE OWNERSHIP

     As of December 31, 2002, the Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each class of each Fund.

     As of December 31, 2002, all outstanding shares of the Mid Cap Value Fund were owned by Perkins, which provided seed capital for the Fund.

     The table below lists the shareholders owning beneficially or of record 5% or more of the Strategic Value Fund's outstanding shares as of February 10, 2003. This ownership is by nominee only and does not represent beneficial ownership of such shares, with the exception of Janus Capital's ownership.

I SHARES                                                 PERCENTAGE OWNERSHIP OF I SHARES OF
SHAREHOLDER AND ADDRESS OF RECORD                        STRATEGIC VALUE FUND AS OF 2/10/2003
---------------------------------                        ------------------------------------
Janus Capital Management LLC...........................                 81.96%
  100 Fillmore Street
  Denver, CO 80206-4928
Charles Schwab & Co., Inc..............................                 10.56%
  Special Custody Account for the Benefit of Customers
  101 Montgomery Street
  San Francisco, CA 94104-04122

C SHARES                                                 PERCENTAGE OWNERSHIP OF C SHARES OF
SHAREHOLDER AND ADDRESS OF RECORD                        STRATEGIC VALUE FUND AS OF 2/10/2003
---------------------------------                        ------------------------------------
Janus Capital Management LLC...........................                 19.63%
  100 Fillmore Street
  Denver, CO 80206-4928
Legg Mason Wood Walker.................................                 56.73%
  P.O. Box 1476
  Baltimore, MD 21203-1476
American Enterprise Investment Services................                 18.72%
  P.O. Box 9446
  Minneapolis, MN 55440

                                                                      APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of
this      day of           , 2003, by and between Janus Adviser Series, a
Delaware business trust (the "Trust"), on behalf of the Strategic Value Fund series of the Trust (the "Predecessor Fund"), and the Mid Cap Value Fund series of the Trust (the "Successor Fund").

     All references in this Agreement to action taken by the Predecessor Fund or the Successor Fund shall be deemed to refer to action taken by the Trust on behalf of the respective series.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer by the Predecessor Fund of all or substantially all of its assets to the Successor Fund, in exchange solely for shares of beneficial interest in the Successor Fund (the "Successor Fund Shares") having a net asset value equal to the net asset value of the Predecessor Fund, the assumption by the Successor Fund of all the liabilities of the Predecessor Fund, and the distribution of the Successor Fund Shares to the shareholders of the Predecessor Fund in complete liquidation of the Predecessor Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     Shares of beneficial interest of the Predecessor Fund (the "Predecessor Fund Shares") and the Successor Fund Shares are divided into two classes of voting shares, designated class I Shares (the "Class I Predecessor Fund Shares") and class C Shares (the "Class C Predecessor Fund Shares").

     WHEREAS, the Board of Trustees of the Trust has determined that it is in the best interests of the Predecessor Fund and the Successor Fund, respectively, that the assets of the Predecessor Fund be acquired by the Successor Fund pursuant to this Agreement and in accordance with the applicable statutes of the State of Delaware and that the interests of existing shareholders will not be diluted as a result of this transaction;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.  PLAN OF REORGANIZATION

     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Trust shall:

          (i) transfer all or substantially all of the assets of the Predecessor Fund, as set forth in paragraph 1.2, to the Successor Fund;

          (ii) cause the Successor Fund to deliver to the Predecessor Fund (A) Class I Successor Fund Shares determined by dividing the portion of the net asset value of the Assets (as defined below) (such net asset value computed as set forth in paragraph 2.2 hereof and referred to as the "Predecessor Fund Value") attributable to the Class I Predecessor Fund Shares by the net asset value ("NAV") of a Class I Successor Fund Share (computed as set forth in paragraph 2.2), and (B) Class C Successor Fund Shares determined by dividing the portion of the Predecessor Fund Value attributable to the Class C Predecessor Fund Shares by the NAV of a Class C Successor Fund Share (computed as set forth in paragraph 2.2); and

          (iii) cause the Successor Fund to assume all the liabilities of the Predecessor Fund, as set forth in paragraph 1.2. Such transactions shall take place at the closing provided for in paragraph 2.1 (the "Closing").

     1.2 The assets of the Predecessor Fund to be acquired by the Successor Fund (collectively, the "Assets") shall consist of all property, including, without limitation, all cash, securities, commodities and futures interests, and dividends or interest receivable which are owned by the Predecessor Fund and any deferred or prepaid expenses shown as an asset on the books of the Predecessor Fund on the closing date provided in paragraph 2.1 (the "Closing Date"). All liabilities, expenses, costs, charges and reserves of the Predecessor Fund, to the extent that they exist at or after the Closing, shall after the Closing attach to the Successor Fund and may be enforced against the Successor Fund to the same extent as if the same had been incurred by the Successor Fund.

     1.3 The Predecessor Fund will distribute pro rata to its shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Current Shareholders"), the corresponding Successor Fund Shares received by the Trust pursuant to paragraph 1.1. Current Shareholders owning Class I Predecessor Fund Shares shall receive Class I Successor Fund Shares, and Current Shareholders owning Class C Predecessor Fund Shares shall receive Class C Successor Fund Shares. Such distribution and liquidation will be accomplished by the transfer of the Successor Fund Shares then credited to the accounts of the Predecessor Fund on the books of the Successor Fund to open accounts on the share records of the Successor Fund in the names of the Current Shareholders. The aggregate net asset value of the Successor Fund Shares to be credited to Current Shareholders shall be equal to the aggregate net asset value of the Predecessor Fund Shares owned by Current Shareholders as of the Closing. All issued and outstanding shares of the Predecessor Fund will simultaneously be canceled on the books of the Trust. The Successor Fund shall not issue certificates representing the Successor Fund Shares in connection with such exchange. Ownership of Successor Fund Shares will be shown on the books of the Trust's transfer agent. As soon as practicable after the Closing, the Trust shall take all steps necessary to effect a complete liquidation of the Predecessor Fund.

2.  CLOSING AND CLOSING DATE

     2.1 The Closing Date shall be May 30, 2003, or such later date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as the close of the regular trading session of the New York Stock Exchange (the "Valuation Time"). The Closing shall be held at the offices of Janus Capital Management LLC ("Janus Capital"), 100 Fillmore Street, Denver, Colorado 80206-4928, or at such other time and/or place as the parties may agree.

     2.2 The value of the assets and liabilities of the Predecessor Fund shall be computed as of the Valuation Time on the Closing Date, after the declaration and payment of any dividends and/or other distributions on that date, using valuation procedures described in the Predecessor Fund's then-current prospectus and Statement of Additional Information. The Predecessor Fund Value shall be determined by dividing the value of the Assets of the Predecessor Fund less the value of the liabilities of the Predecessor Fund as determined as provided herein. The net asset value of each class of Successor Fund Shares shall be computed as of the Valuation Time using the valuation procedures set forth in the Successor Fund's then-current prospectus and Statement of Additional Information.

     2.3 The Trust shall cause Janus Services LLC (the "Transfer Agent"), transfer agent of the Predecessor Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Current Shareholders and the number and percentage ownership of outstanding shares of the Predecessor Fund owned by each such shareholder immediately prior to the Closing. The Successor Fund shall issue and deliver a confirmation evidencing the Successor Fund Shares to be credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Trust that such Successor Fund Shares have been credited to the accounts of the Predecessor Fund on the books of the Successor Fund. At the Closing, each party shall deliver to the other such bills of sales, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.  REPRESENTATIONS AND WARRANTIES

     3.1 The Trust, on behalf of the Predecessor Fund, hereby represents and warrants to the Successor Fund as follows:

          (i) the Trust is duly organized, validly existing and in good standing under the laws of the State of Delaware and has full power and authority to conduct its business as presently conducted;

          (ii) the Trust has full power and authority to execute, deliver and carry out the terms of this Agreement on behalf of the Predecessor Fund;

          (iii) the execution and delivery of this Agreement on behalf of the Predecessor Fund and the consummation of the transactions contemplated hereby are duly authorized and no other proceedings on the part of the Trust or the shareholders of the Predecessor Fund (other than as contemplated in paragraph 4.1(vi)) are necessary to authorize this Agreement and the transactions contemplated hereby;

          (iv) this Agreement has been duly executed by the Trust on behalf of the Predecessor Fund and constitutes its valid and binding obligation, enforceable in accordance with its terms, subject to applicable bankruptcy, reorganization, insolvency, moratorium and other rights affecting creditors' rights generally, and general equitable principles;

          (v) neither the execution and delivery of this Agreement by the Trust on behalf of the Predecessor Fund, nor the consummation by the Trust on behalf of the Predecessor Fund of the transactions contemplated hereby will conflict with, result in a breach or violation of or constitute (or with notice, lapse of time or both) a breach of or default under, the Trust Instrument or By-Laws of the Trust, as each may be amended, or any statute, regulation, order, judgment or decree, or any instrument, contract or other agreement to which the Trust is a party or by which the Trust or any of its assets is subject or bound; and

          (vi) no authorization, consent or approval of any governmental or other public body or authority or any other party is necessary for the execution and delivery of this Agreement by the Trust on behalf of the Predecessor Fund or the consummation of any transactions contemplated hereby by the Trust, other than as shall be obtained at or prior to the Closing.

     3.2 The Trust, on behalf of the Successor Fund, hereby represents and warrants to the Predecessor Fund as follows:

          (i) the Trust is duly organized, validly existing and in good standing under the laws of the State of Delaware and has full power and authority to conduct its business as presently conducted;

          (ii) the Trust has full power and authority to execute, deliver and carry out the terms of this Agreement on behalf of the Successor Fund;

          (iii) the execution and delivery of this Agreement on behalf of the Successor Fund and the consummation of the transactions contemplated hereby are duly authorized and no other proceedings on the part of the Trust or the shareholders of the Successor Fund are necessary to authorize this Agreement and the transactions contemplated hereby;

          (iv) this Agreement has been duly executed by the Trust on behalf of the Successor Fund and constitutes its valid and binding obligation, enforceable in accordance with its terms, subject to applicable bankruptcy, reorganization, insolvency, moratorium and other rights affecting creditors' rights generally, and general equitable principles;

          (v) neither the execution and delivery of this Agreement by the Trust on behalf of the Successor Fund, nor the consummation by the Trust on behalf of the Successor Fund of the transactions contemplated hereby will conflict with, result in a breach or violation of or constitute (or with notice, lapse of time or both constitute) a breach of or default under, the Trust Instrument or By-Laws of the Trust, as each may be amended, or any statute, regulation, order, judgment or decree, or any instrument, contract or other agreement to which the Trust is a party or by which the Trust or any of its assets is subject or bound; and

          (vi) no authorization, consent or approval of any governmental or other public body or authority or any other party is necessary for the execution and delivery of this Agreement by the Trust on behalf of the Successor Fund or the consummation of any transactions contemplated hereby by the Trust, other than as shall be obtained at or prior to the Closing.

4.  CONDITIONS PRECEDENT

     4.1 The obligations of the Trust on behalf of each of the Predecessor Fund and the Successor Fund to effectuate the Reorganization shall be subject to the satisfaction of the following conditions:

          (i) the Trust shall have filed with the Securities and Exchange Commission (the "Commission") a registration statement on Form N-14 under the Securities Act of 1933, as amended (the "Securities Act") and such amendment or amendments thereto as are determined by the Board of Trustees of the Trust to be necessary and appropriate to effect the registration of the Successor Fund Shares (the "Registration Statement"), and the Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the Commission (and not withdrawn or terminated);

          (ii) the applicable Successor Fund Shares shall have been duly qualified for offering to the public in all states in which such qualification is required for consummation of the transactions contemplated hereunder;

          (iii) all representations and warranties of the Trust on behalf of the Predecessor Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing, with the same force and effect as if then made, and the Trust on behalf of the Successor Fund shall have received a certificate of an officer of the Trust acting on behalf of the Predecessor Fund to that effect in form and substance reasonably satisfactory to the Trust on behalf of the Successor Fund;

          (iv) all representations and warranties of the Trust on behalf of the Successor Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing, with the same force and effect as if then made, and the Trust on behalf of the Predecessor Fund shall have received a certificate of an officer of the Trust acting on behalf of the Successor Fund to that effect in form and substance reasonably satisfactory to the Trust on behalf of the Predecessor Fund;

          (v) the Trust on behalf of each of the Predecessor Fund and the Successor Fund shall have received an opinion from Shea & Gardner regarding certain tax matters in connection with the Reorganization.

5.  EXPENSES

     All of the expenses and costs of the Reorganization and the transactions contemplated thereby shall be borne by the Predecessor Fund.

6.  ENTIRE AGREEMENT

     The Trust agrees on behalf of each of the Predecessor Fund and the Successor Fund that this Agreement constitutes the entire agreement between the parties.

7.  TERMINATION

     This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Trustees of the Trust, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Agreement inadvisable.

8.  AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties.

9.  NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the parties hereto at their principal place of business.

10.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     10.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     10.2 This Agreement may be executed in any number of counterparts each of which shall be deemed an original.

     10.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

     10.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     10.5 It is expressly agreed that the obligations of the Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but shall bind only the trust property of the Trust, as provided in the Trust Instrument of the Trust. The execution and delivery by such officers of the Trust shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Trust as provided in the Trust Instrument of the Trust. The Trust is a series company with a single series and has entered into this Agreement on behalf of the Predecessor Fund and the Successor Fund.

     10.6 The sole remedy of a party hereto for a breach of any representation or warranty made in this Agreement by the other party shall be an election by the non-breaching party not to complete the transactions contemplated herein.

     IN WITNESS WHEREOF, the undersigned has caused this Agreement to be executed as of the date set forth above.

ATTEST:                                      JANUS ADVISER SERIES
                                             For and on behalf of Mid Cap Value Fund


                                             By:
------------------------------------              ------------------------------------
Name:                                             Name:
Secretary                                         Title:



ATTEST:                                      JANUS ADVISER SERIES
                                             For and on behalf of Strategic Value Fund


                                             By:
------------------------------------              ------------------------------------
Name:                                             Name:
Secretary                                         Title:

                              JANUS ADVISER SERIES

                               100 FILLMORE STREET
                           DENVER, COLORADO 80206-4928

                       STATEMENT OF ADDITIONAL INFORMATION

                                  APRIL 2, 2003


         This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the combined prospectus and proxy statement (the "Proxy Statement") dated April 2, 2003, describing the Agreement and Plan of Reorganization under which shareholders of the Strategic Value Fund will receive shares of the Mid Cap Value Fund (the "Reorganization").

         This SAI is not a prospectus and should be read in conjunction with the Proxy Statement. A copy of the Proxy Statement may be obtained without charge by contacting Janus Capital Management LLC ("Janus Capital"), at 100 Fillmore Street, Denver, Colorado 80206-4928 or by telephoning Janus Capital toll-free at 1-800-525-3713. Attached to this SAI are the following documents, portions of which are incorporated herein by reference (which means that those portions are legally part of this SAI):

         1. The Statement of Additional Information of Janus Adviser Series, dated December 31, 2002; and

         2. The Annual Report of Janus Adviser Series for the year ended July 31, 2002.



                                TABLE OF CONTENTS


Additional Information about the Mid Cap Value Fund ........................................................... B-2

Financial Statements .......................................................................................... B-2

Pro Forma Financial Statements ................................................................................ B-2

                          ADDITIONAL INFORMATION ABOUT
                             THE MID CAP VALUE FUND

         Additional information regarding the Mid Cap Value Fund is included in the Statement of Additional Information, dated December 31, 2002, of Janus Adviser Series. That document accompanies this SAI, and the information in that document relating to the Mid Cap Value Fund is incorporated by reference herein.


                              FINANCIAL STATEMENTS

         Historical financial information regarding the Strategic Value Fund is included in the Annual Report of Janus Adviser Series, dated July 31, 2002. That document accompanies this SAI, and the portions of that document relating to the Strategic Value Fund are incorporated by reference herein. The Mid Cap Value Fund commenced operations on December 31, 2002, and therefore no historical financial information is provided.


                         PRO FORMA FINANCIAL STATEMENTS

         The unaudited pro forma combined financial statements included in this SAI are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on January 31, 2003. The unaudited schedule of investments, and the statement of assets and liabilities, reflect the combined financial position of the Strategic Value Fund and the Mid Cap Value Fund at January 31, 2003. The unaudited statement of operations reflects the combined results of operations of the Strategic Value Fund and the Mid Cap Value Fund for period ended January 31, 2003. The statements have been derived from the books and records of the Funds utilized in calculating daily net asset value at the date indicated above for both Funds under accounting principles generally accepted in the United States of America and the investment company industry. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Strategic Value Fund for pre-combination periods will not be restated.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

                                           Janus Adviser     Janus Adviser
                                          Strategic Value    Mid Cap Value
As of January 31, 2003                         Fund               Fund           Adjustment           Proforma
--------------------------------------    --------------     --------------     --------------     --------------
Assets:
  Investments at cost                     $    4,290,482     $      393,905                        $    4,684,387

  Investments at value                    $    3,768,620     $      375,620                        $    4,144,240
      Cash                                        70,275             94,339                               164,614
      Receivables:                                                                                             --
            Investments sold                      10,628                 --                                10,628
            Portfolio shares sold                     --                 --                                    --
            Dividends                                950                153                                 1,103
            Interest                                 339                 --                                   339
            Due from Advisor                      13,068              7,146                                20,214
       Other assets                                   15                 --                                    15
       Variation Margin                            1,570                                                    1,570
Total Assets                                   3,863,896            478,828                             4,342,724
Liablilities:
  Payables:
        Investments purchased                         --             17,233                                17,233
        Portfolio shares repurchased                  --                 --                                    --
        Advisory fees                              2,331                284                                 2,616
        Accrued expenses                          18,283            (30,179)                              (11,896)
Total Liablilities                                20,614            (12,661)                                7,953
Net Assets                                $    3,843,281     $      491,489                        $    4,334,770
Net Assets - I Shares                     $    3,791,968     $      252,932                        $    4,044,900
   Shares Outstanding, $0.01 Par Value
  (unlimited shares authorized)                  610,259             26,494           (213,194)(A)        423,559
   Net Asset Value Per Share              $         6.21     $         9.55                        $         9.55
Net Assets - C Shares                     $       51,313     $      238,557                        $      289,870
   Shares Outstanding, $0.01 Par Value
  (unlimited shares authorized)                    8,191             25,000             (2,812)(A)         30,379
   Net Asset Value Per Share              $         6.26     $         9.54                        $         9.54

(A)   Reflects new shares issued.  (Calculation: Net Assets / NAV per share)

STATEMENT OF OPERATIONS (UNAUDITED)

                                                Janus Adviser     Janus Adviser
                                               Strategic Value    Mid Cap Value
For the 12 months ended January 31, 2003           Fund                Fund*           Adjustment          Proforma
-------------------------------------------    --------------     --------------     --------------     --------------

Investment Income:
      Interest                                 $        8,745     $          131                        $        8,876
      Dividends                                        40,166                261                                40,427
      Foreign tax withheld                               (782)                --                                  (782)
Total Investment Income                                48,129                393                                48,522
   Expenses:
      Advisory fees                                    29,839                284                                30,123
      Transfer agent expenses                           1,354                263                                 1,617
      Registration fees                                43,198              1,315               (500)(A)         44,013
      System fees                                      16,517              1,052             (1,052)(A)         16,518
      Custodian fees                                   18,661              2,630             (1,000)(A)         20,291
      Audit fees                                        9,627              1,052             (1,052)(A)          9,627
      Distribution fees                                11,580                272                                11,852
     Administrative fees                               11,442                 55                                11,497
      Other expenses                                   10,104              1,096               (500)(A)         10,700
Total Expenses                                        152,322              8,020             (4,104)           156,238
Expense and Fee Offsets                                  (225)                --                 --               (225)
Net Expenses                                          152,097              8,020             (4,104)           156,013
Excess Expense Reimbursement                          (71,695)            (7,146)                --            (78,841)
Net Expenses After Reimbursement                       80,402                874             (4,104)            77,173
Net investment Income/(Loss)                          (32,273)              (481)                              (28,651)
Net Realized and Unrealized Gain/(Loss)
      on Investments:
   Net realized gain/(loss) from securities
      transactions                                   (588,620)               280                              (588,340)
   Net realized gain/(loss) from foreign
      currency transactions                                17                 --                                    17
   Change in net unrealized appreciation
      or depreciation of Investments                       --                 --                                    --
      and foreign currency                           (631,777)           (23,310)                             (655,087)
Net Realized and Unrealized Gain/(Loss)
      on Investments                               (1,220,380)           (23,030)                           (1,243,410)
Net Increase/Decrease in Net Assets
      Resulting from Operations                $   (1,252,653)    $      (23,511)                       $   (1,272,061)

(A) Reflects adjustment in expenses due to elimination of duplicative services.

* The Mid Cap Value Fund commenced operations on December 31, 2002.

SCHEDULE OF INVESTMENTS
For the period ended January 31, 2003

                                                                                            SHARES

                                                                    Janus Adviser            Janus
                                                                       Strategic          Adviser Mid
                                                                      Value Fund        Cap Value Fund         COMBINED
                                                                   ----------------    ----------------    ----------------
Common Stock                                              89.9%
AEROSPACE AND DEFENSE - EQUIPMENT                          0.5%
Alliant Techsystems, Inc.*                                                      487                  --                 487
APPAREL MANUFACTURERS                                      0.8%
Liz Claiborne, Inc.                                                           1,505                  --               1,505
APPLICATIONS SOFTWARE                                        0%
IONA Technologies (ADR)*                                                         --                 420                 420
AUTOMOTIVE - CARS AND LIGHT TRUCKS                         1.3%
Nissan Motor Company, Ltd.* (A)                                              10,000                  --              10,000
AUTOMOTIVE - TRUCK PARTS AND EQUIPMENT                     3.2%
Autoliv, Inc.                                                                    --                 240                 240
Magna International, Inc. - Class A                                              --                  90                  90
Lear Corp.*                                                                   4,325                  --               4,325

B2B/E-Commerce                                             0.1%
webMethods, Inc.*                                                                --                 305                 305
BROADCAST SERVICES AND PROGRAMMING                         5.0%
Liberty Media Corp. - Class A* (A)                                           28,491                  --              28,491
BUILDING - RESIDENTIAL AND COMMERCIAL                      0.0%
Standard Pacific Corp.                                                           --                 100                 100
BUILDING AND CONSTRUCTION - MISCELLANEOUS                  0.1%
Dycom Industries, Inc.*                                                          --                 375                 375
BUILDING PRODUCTS - CEMENT AND AGGREGATE                   3.1%
Cemex S.A. de C.V.(ADR)                                                       9,270                  --               9,270
CASINO HOTELS                                              1.9%
Station Casinos, Inc.*                                                        5,985                  --               5,985
CHEMICALS - SPECIALTY                                      1.0%
Cytec Industries, Inc.*                                                       1,875                  --               1,875
COMMERCIAL BANKS                                           0.4%
Compass Bancshares, Inc.                                                         --                 160                 160
Greater Bay Bancorp                                                              --                 200                 200
Mercantile Bankshares Corp.                                                      --                 195                 195
SouthTrust Corp.                                                                 --                 330                 330

Commercial Services                                        0.4%
Arbitron, Inc.*                                                                 674                  --                 674
COMMERCIAL SERVICES - FINANCE                              0.5%
Moody's Corp.                                                                   630                  --                 630
COMPUTER SERVICES                                          3.3%
Ceridian Corp.*                                                              12,905                  --              12,905
COMPUTERS                                                  2.6%
Apple Computer, Inc.*                                                        10,415                  --              10,415
COMPUTERS - MEMORY DEVICES                                 0.1%
Advanced Digital Information Corp.*                                              --                 500                 500
Silicon Storage Technology, Inc.*                                                --               1,070               1,070

Computers - Peripheral Equipment                           0.0%
InFocus Corp.*                                                                   --                 400                 400
CONTAINERS - PAPER AND PLASTIC                             2.3%
Packaging Corporation of America*                                             7,810                  --               7,810
DIAGNOSTIC EQUIPMENT                                       0.0%
Cytyc Corp.*                                                                     --                 245                 245


                                                                                      MARKET VALUE

                                                                 Janus Adviser       Janus Adviser
                                                                    Strategic           Mid Cap
                                                                   Value Fund          Value Fund           COMBINED
                                                                ---------------     ---------------     ---------------
Common Stock
AEROSPACE AND DEFENSE - EQUIPMENT
Alliant Techsystems, Inc.*                                               26,473                  --              26,473
APPAREL MANUFACTURERS
Liz Claiborne, Inc.                                                      43,224                  --              43,224
APPLICATIONS SOFTWARE
IONA Technologies (ADR)*                                                     --               1,176               1,176
AUTOMOTIVE - CARS AND LIGHT TRUCKS
Nissan Motor Company, Ltd.* (A)                                          76,121                  --              76,121
AUTOMOTIVE - TRUCK PARTS AND EQUIPMENT
Autoliv, Inc.                                                                --               5,222               5,222
Magna International, Inc. - Class A                                          --               5,130               5,130
Lear Corp.*                                                             174,298                  --             174,298
                                                                                                                184,650
B2B/E-Commerce
webMethods, Inc.*                                                            --               3,398               3,398
BROADCAST SERVICES AND PROGRAMMING
Liberty Media Corp. - Class A* (A)                                      284,055                  --             284,055
BUILDING - RESIDENTIAL AND COMMERCIAL
Standard Pacific Corp.                                                       --               2,525               2,525
BUILDING AND CONSTRUCTION - MISCELLANEOUS
Dycom Industries, Inc.*                                                      --               4,819               4,819
BUILDING PRODUCTS - CEMENT AND AGGREGATE
Cemex S.A. de C.V.(ADR)                                                 174,276                  --             174,276
CASINO HOTELS
Station Casinos, Inc.*                                                  108,867                  --             108,867
CHEMICALS - SPECIALTY
Cytec Industries, Inc.*                                                  54,694                  --              54,694
COMMERCIAL BANKS
Compass Bancshares, Inc.                                                     --               5,109               5,109
Greater Bay Bancorp                                                          --               3,418               3,418
Mercantile Bankshares Corp.                                                  --               7,342               7,342
SouthTrust Corp.                                                             --               8,600               8,600
                                                                                                                 24,468
Commercial Services
Arbitron, Inc.*                                                          21,777                  --              21,777
COMMERCIAL SERVICES - FINANCE
Moody's Corp.                                                            26,384                  --              26,384
COMPUTER SERVICES
Ceridian Corp.*                                                         185,058                  --             185,058
COMPUTERS
Apple Computer, Inc.*                                                   149,559                  --             149,559
COMPUTERS - MEMORY DEVICES
Advanced Digital Information Corp.*                                          --               3,425               3,425
Silicon Storage Technology, Inc.*                                            --               3,028               3,028
                                                                                                                  6,453
Computers - Peripheral Equipment
InFocus Corp.*                                                               --               2,428               2,428
CONTAINERS - PAPER AND PLASTIC
Packaging Corporation of America*                                       130,974                  --             130,974
DIAGNOSTIC EQUIPMENT
Cytyc Corp.*                                                                 --               2,842               2,842

                                                                                         SHARES

                                                                      Janus Adviser           Janus
                                                                        Strategic          Adviser Mid
                                                                        Value Fund        Cap Value Fund         COMBINED
                                                                     ----------------    ----------------    ----------------
DISTRIBUTION AND WHOLESALE                                   0.1%
Genuine Parts Co.                                                                  --                 245                 245
DIVERSIFIED FINANCIAL SERVICES                               0.6%
Citigroup, Inc. (A)                                                             1,030                  --               1,030
DIVERSIFIED OPERATIONS                                       2.5%
Federal Signal Corp.                                                               --                 255                 255
Harsco Corp.                                                                       --                 155                 155
SPX Corp.*                                                                        975                  --                 975
Tyco International, Ltd. (A)                                                    5,845                  --               5,845
Cendant Corp.*                                                                     --                 575                 575

Electronic Components - Miscellaneous                        0.1%
Fairchild Semiconductor International, Inc. - Class A*                             --                 300                 300
Vishay Intertechnology, Inc.*                                                      --                 225                 225

Electronic Components - Semiconductors                       0.1%
Adaptec, Inc.*                                                                     --                 800                 800
ELECTRONIC DESIGN AUTOMATION                                 2.1%
Cadence Design Systems, Inc.*                                                  11,970                  --              11,970
ENGINEERING - RESEARCH AND DEVELOPMENT                       0.1%
Fluor Corp.                                                                        --                 180                 180
ENTERPRISE SOFTWARE AND SERVICES                             2.4%
Informatica Corp.*                                                                 --                 435                 435
Computer Associates International, Inc.                                         9,870                  --               9,870

Finance - Commercial                                         0.1%
CIT Group, Inc.                                                                    --                 150                 150
FINANCE - CONSUMER LOANS                                     1.4%
SLM Corp. (A)                                                                     760                  --                 760
FINANCE - CREDIT CARD                                        0.7%
American Express Co. (A)                                                        1,160                  --               1,160
FINANCE - INVESTMENT BANKERS/BROKERS                         0.2%
Edwards (A.G.), Inc.                                                               --                 125                 125
Franklin Resources, Inc.                                                           --                 145                 145
Legg Mason, Inc.                                                                   --                 105                 105

Finance - Mortgage Loan Banker                               2.9%
Countrywide Financial Corp.                                                        --                  95                  95
Freddie Mac (A)                                                                 1,555                  --               1,555
Fannie Mae (A)                                                                  1,140                  --               1,140

Food - Wholesale and Distribution                            0.1%
Supervalu, Inc.                                                                    --                 400                 400
FOOTWEAR AND RELATED APPAREL                                 0.1%
Wolverine World Wide, Inc.                                                         --                 330                 330

HEALTH CARE COST CONTAINMENT                                 0.1%
McKesson Corp.                                                                     --                 185                 185

HOME FURNISHINGS                                             0.2%
Furniture Brands International, Inc.*                                              --                 400                 400
La-Z-Boy, Inc.                                                                     --                 225                 225


                                                                                MARKET VALUE

                                                           Janus Adviser       Janus Adviser
                                                              Strategic           Mid Cap
                                                             Value Fund          Value Fund           COMBINED
                                                          ----------------    ----------------    ----------------
DISTRIBUTION AND WHOLESALE
Genuine Parts Co.                                                       --               7,228               7,228
DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc. (A)                                                 35,411                  --              35,411
DIVERSIFIED OPERATIONS
Federal Signal Corp.                                                    --               4,139               4,139
Harsco Corp.                                                            --               4,445               4,445
SPX Corp.*                                                          36,173                  --              36,173
Tyco International, Ltd. (A)                                        93,578                  --              93,578
Cendant Corp.*                                                          --               6,371               6,371
                                                                                                           144,706
Electronic Components - Miscellaneous
Fairchild Semiconductor International, Inc. - Class A*                  --               3,282               3,282
Vishay Intertechnology, Inc.*                                           --               2,324               2,324
                                                                                                             5,606
Electronic Components - Semiconductors
Adaptec, Inc.*                                                          --               4,736               4,736
ELECTRONIC DESIGN AUTOMATION
Cadence Design Systems, Inc.*                                      118,742                  --             118,742
ENGINEERING - RESEARCH AND DEVELOPMENT
Fluor Corp.                                                             --               5,353               5,353
ENTERPRISE SOFTWARE AND SERVICES
Informatica Corp.*                                                      --               3,036               3,036
Computer Associates International, Inc.                            131,962                  --             131,962
                                                                                                           134,998
Finance - Commercial
CIT Group, Inc.                                                         --               2,985               2,985
FINANCE - CONSUMER LOANS
SLM Corp. (A)                                                       80,735                  --              80,735
FINANCE - CREDIT CARD
American Express Co. (A)                                            41,215                  --              41,215
FINANCE - INVESTMENT BANKERS/BROKERS
Edwards (A.G.), Inc.                                                    --               3,571               3,571
Franklin Resources, Inc.                                                --               4,834               4,834
Legg Mason, Inc.                                                        --               5,254               5,254
                                                                                                            13,660
Finance - Mortgage Loan Banker
Countrywide Financial Corp.                                             --               5,240               5,240
Freddie Mac (A)                                                     87,049                  --              87,049
Fannie Mae (A)                                                      73,758                  --              73,758
                                                                                                           166,047
Food - Wholesale and Distribution
Supervalu, Inc.                                                         --               5,952               5,952
FOOTWEAR AND RELATED APPAREL
Wolverine World Wide, Inc.                                              --               4,934               4,934

HEALTH CARE COST CONTAINMENT
McKesson Corp.                                                          --               5,260               5,260

HOME FURNISHINGS
Furniture Brands International, Inc.*                                   --               8,572               8,572
La-Z-Boy, Inc.                                                          --               4,563               4,563
                                                                                                            13,135

                                                                                              SHARES

                                                                      Janus Adviser            Janus
                                                                         Strategic          Adviser Mid
                                                                        Value Fund        Cap Value Fund         COMBINED
                                                                     ----------------    ----------------    ----------------
Hotels and Motels                                            0.1%
Fairmont Hotels & Resorts, Inc. (New York Shares)                                  --                 210                 210
INSTRUMENTS - CONTROLS                                       0.1%
Mettler-Toledo International, Inc.*                                                --                 155                 155
INTERNET TELEPHONY                                             0%
Openwave Systems, Inc.*                                                            --               1,250               1,250
INVESTMENT MANAGEMENT AND ADVISORY SERVICES                  0.1%
Waddell & Reed Financial, Inc. - Class A                                           --                 255                 255
LIFE AND HEALTH INSURANCE                                    0.1%
Lincoln National Corp.                                                             --                 160                 160
MACHINERY - CONSTRUCTION AND MINING                          0.1%
Joy Global, Inc.*                                                                  --                 445                 445
MACHINERY - GENERAL INDUSTRIAL                                 0%
Manitowoc Company, Inc.                                                            --                 100                 100
MACHINERY - PUMPS                                            0.0%
Tecumseh Products Co. - Class A                                                    --                  55                  55
MEDICAL - HOSPITALS                                          0.1%
Province Healthcare Co.*                                                           --                 600                 600
Tenet Healthcare Corp.*                                                            --                 150                 150

Medical - Nursing Home                                       0.1%
Manor Care, Inc.*                                                                  --                 320                 320
MEDICAL INSTRUMENTS                                          0.0%
Beckman Coulter, Inc.                                                              --                  75                  75
MEDICAL LABS AND TESTING SERVICES                            0.1%
Laboratory Corporation of America Holdings*                                        --                 110                 110
MULTI-LINE INSURANCE                                         0.1%
Old Republic International Corp.                                                   --                 180                 180
MULTIMEDIA                                                   0.7%
McGraw-Hill Companies, Inc.                                                       220                  --                 220
Viacom, Inc. - Class B* (A)                                                       625                  --                 625

Networking Products                                          0.1%
Polycom, Inc.*                                                                     --                 365                 365
NON-HAZARDOUS WASTE DISPOSAL                                 1.4%
Allied Waste Industries, Inc.*                                                  7,525                  --               7,525
Republic Services, Inc.*                                                           --                 350                 350

Oil - Field Services                                         0.2%
Key Energy Services, Inc.*                                                         --                 555                 555
Tidewater Inc.                                                                     --                 200                 200

Oil and Gas Drilling                                         0.0%
Precision Drilling Corp.*                                                          --                  75                  75
OIL COMPANIES - EXPLORATION AND PRODUCTION                   3.6%
Apache Corp.                                                                    1,338                  --               1,338
Cimarex Energy Co.*                                                                --                 280                 280
Devon Energy Corp.                                                                 --                 110                 110
Kerr-McGee Corp.                                                                   --                 115                 115
Murphy Oil Corp.                                                                   --                  60                  60
Newfield Exploration Co.*                                                          --                  50                  50
Noble Energy, Inc.                                                                 --                  65                  65
Ocean Energy, Inc.                                                              4,425                 350               4,775
Stone Energy Corp.*                                                                --                 200                 200
Tom Brown, Inc.*                                                                   --                 200                 200


                                                                            MARKET VALUE

                                                        Janus Adviser       Janus Adviser
                                                           Strategic           Mid Cap
                                                          Value Fund          Value Fund           COMBINED
                                                       ----------------    ----------------    ----------------
Hotels and Motels
Fairmont Hotels & Resorts, Inc. (New York Shares)                    --               4,635               4,635
INSTRUMENTS - CONTROLS
Mettler-Toledo International, Inc.*                                  --               4,724               4,724
INTERNET TELEPHONY
Openwave Systems, Inc.*                                              --               1,538               1,538
INVESTMENT MANAGEMENT AND ADVISORY SERVICES
Waddell & Reed Financial, Inc. - Class A                             --               4,664               4,664
LIFE AND HEALTH INSURANCE
Lincoln National Corp.                                               --               5,160               5,160
MACHINERY - CONSTRUCTION AND MINING
Joy Global, Inc.*                                                    --               4,935               4,935
MACHINERY - GENERAL INDUSTRIAL
Manitowoc Company, Inc.                                              --               2,292               2,292
MACHINERY - PUMPS
Tecumseh Products Co. - Class A                                      --               2,343               2,343
MEDICAL - HOSPITALS
Province Healthcare Co.*                                             --               3,960               3,960
Tenet Healthcare Corp.*                                              --               2,699               2,699
                                                                                                          6,659
Medical - Nursing Home
Manor Care, Inc.*                                                    --               6,150               6,150
MEDICAL INSTRUMENTS
Beckman Coulter, Inc.                                                --               2,416               2,416
MEDICAL LABS AND TESTING SERVICES
Laboratory Corporation of America Holdings*                          --               2,943               2,943
MULTI-LINE INSURANCE
Old Republic International Corp.                                     --               4,885               4,885
MULTIMEDIA
McGraw-Hill Companies, Inc.                                      13,028                  --              13,028
Viacom, Inc. - Class B* (A)                                      24,094                  --              24,094
                                                                                                         37,122
Networking Products
Polycom, Inc.*                                                       --               4,117               4,117
NON-HAZARDOUS WASTE DISPOSAL
Allied Waste Industries, Inc.*                                   73,595                  --              73,595
Republic Services, Inc.*                                             --               7,168               7,168
                                                                                                         80,763
Oil - Field Services
Key Energy Services, Inc.*                                           --               5,139               5,139
Tidewater Inc.                                                       --               5,820               5,820
                                                                                                         10,959
Oil and Gas Drilling
Precision Drilling Corp.*                                            --               2,556               2,556
OIL COMPANIES - EXPLORATION AND PRODUCTION
Apache Corp.                                                     83,505                  --              83,505
Cimarex Energy Co.*                                                  --               5,230               5,230
Devon Energy Corp.                                                   --               4,983               4,983
Kerr-McGee Corp.                                                     --               4,804               4,804
Murphy Oil Corp.                                                     --               2,532               2,532
Newfield Exploration Co.*                                            --               1,654               1,654
Noble Energy, Inc.                                                   --               2,321               2,321
Ocean Energy, Inc.                                               82,880               6,556              89,436
Stone Energy Corp.*                                                  --               6,802               6,802
Tom Brown, Inc.*                                                     --               4,996               4,996
                                                                                                        206,261

                                                                                            SHARES

                                                                   Janus Adviser            Janus
                                                                      Strategic          Adviser Mid
                                                                     Value Fund        Cap Value Fund         COMBINED
                                                                  ----------------    ----------------    ----------------
Oil Companies - Integrated                                0.1%
Marathon Oil Corp.                                                              --                 300                 300
OIL REFINING AND MARKETING                                1.4%
SK Corp.*                                                                    7,100                  --               7,100
PAPER AND RELATED PRODUCTS                                0.7%
Rayonier, Inc.                                                                 750                 110                 860
Temple-Inland, Inc.                                                             --                 110                 110

Petrochemicals                                            0.3%
Reliance Industries, Ltd. (GDR)                                              1,600                  --               1,600
PHARMACY SERVICES                                         0.1%
Omnicare, Inc.                                                                  --                 315                 315
PIPELINES                                                 4.5%
Kinder Morgan Management LLC*                                                7,978                  --               7,978
PRINTING - COMMERCIAL                                     1.3%
Valassis Communications, Inc.*                                               3,175                  --               3,175
PROPERTY AND CASUALTY INSURANCE                           0.0%
Travelers Property Casualty Corp. - Class A* (A)                                44                  --                  44
Travelers Property Casualty Corp. - Class B* (A)                                91                  --                  91

Publishing - Newspapers                                   0.4%
New York Times Co. - Class A                                                   410                  --                 410
PUBLISHING - PERIODICALS                                  0.1%
Reader's Digest Association, Inc.                                               --                 350                 350
RECREATIONAL CENTERS                                      0.3%
Bally Total Fitness Holding Corp.*                                           1,930                  --               1,930
REINSURANCE                                               3.3%
Berkshire Hathaway, Inc. - Class B* (A)                                         80                  --                  80
Everest Re Group, Ltd.                                                          --                  90                  90
IPC Holdings, Ltd.*                                                             --                 160                 160

REITS - Apartments                                        0.1%
Home Properties of New York, Inc.                                               --                 145                 145
RETAIL - APPAREL AND SHOE                                 0.2%
AnnTaylor Stores Corp.*                                                         --                 170                 170
Foot Locker, Inc.                                                               --                 475                 475
Talbots, Inc.                                                                   --                 180                 180

Retail - Drug Store                                       0.0%
CVS Corp.                                                                       --                 125                 125
RETAIL - REGIONAL DEPARTMENT STORES                       0.1%
Federated Department Stores, Inc.*                                              --                 175                 175
RETAIL - RESTAURANTS                                      0.1%
Wendy's International, Inc.                                                     --                 185                 185
RETAIL - TOY STORE                                        1.2%
Toys "R" Us, Inc.*                                                           7,130                 500               7,630
RETAIL - VIDEO RENTAL                                     0.5%
Blockbuster, Inc. - Class A                                                  2,305                  --               2,305


                                                                             MARKET VALUE

                                                         Janus Adviser       Janus Adviser
                                                            Strategic           Mid Cap
                                                            Value Fund         Value Fund            COMBINED
                                                         ----------------    ----------------    ----------------
Oil Companies - Integrated
Marathon Oil Corp.                                                     --               6,270               6,270
OIL REFINING AND MARKETING
SK Corp.*                                                          78,381                  --              78,381
PAPER AND RELATED PRODUCTS
Rayonier, Inc.                                                     31,785               4,662              36,447
Temple-Inland, Inc.                                                    --               4,754               4,754
                                                                                                           41,201
Petrochemicals
Reliance Industries, Ltd. (GDR)                                    18,480                  --              18,480
PHARMACY SERVICES
Omnicare, Inc.                                                         --               8,136               8,136
PIPELINES
Kinder Morgan Management LLC*                                     254,897                  --             254,897
PRINTING - COMMERCIAL
Valassis Communications, Inc.*                                     73,851                  --              73,851
PROPERTY AND CASUALTY INSURANCE
Travelers Property Casualty Corp. - Class A* (A)                      713                  --                 713
Travelers Property Casualty Corp. - Class B* (A)                    1,480                  --               1,480
                                                                                                            2,193
Publishing - Newspapers
New York Times Co. - Class A                                       20,024                  --              20,024
PUBLISHING - PERIODICALS
Reader's Digest Association, Inc.                                      --               4,508               4,508
RECREATIONAL CENTERS
Bally Total Fitness Holding Corp.*                                 16,096                  --              16,096
REINSURANCE
Berkshire Hathaway, Inc. - Class B* (A)                           177,920                  --             177,920
Everest Re Group, Ltd.                                                 --               4,542               4,542
IPC Holdings, Ltd.*                                                    --               4,638               4,638
                                                                                                          187,101
REITS - Apartments
Home Properties of New York, Inc.                                      --               4,740               4,740
RETAIL - APPAREL AND SHOE
AnnTaylor Stores Corp.*                                                --               3,164               3,164
Foot Locker, Inc.                                                      --               4,798               4,798
Talbots, Inc.                                                          --               4,678               4,678
                                                                                                           12,639
Retail - Drug Store
CVS Corp.                                                              --               2,828               2,828
RETAIL - REGIONAL DEPARTMENT STORES
Federated Department Stores, Inc.*                                     --               4,554               4,554
RETAIL - RESTAURANTS
Wendy's International, Inc.                                            --               5,023               5,023
RETAIL - TOY STORE
Toys "R" Us, Inc.*                                                 64,455               4,520              68,975
RETAIL - VIDEO RENTAL
Blockbuster, Inc. - Class A                                        30,057                  --              30,057

                                                                                                 SHARES

                                                                         Janus Adviser            Janus
                                                                            Strategic          Adviser Mid
                                                                            Value Fund        Cap Value Fund         COMBINED
                                                                         ----------------    ----------------    ----------------
SATELLITE TELECOMMUNCATIONS                                      1.8%
EchoStar Communications Corp.*                                                      3,850                  --               3,850
SAVINGS/LOANS/THRIFTS                                            0.1%
Astoria Financial Corp.                                                                --                 185                 185
SEMICONDUCTOR EQUIPMENT                                            0%
Asyst Technologies, Inc.*                                                              --                 300                 300

STEEL - PRODUCERS                                                0.1%
Nucor Corp.                                                                            --                 120                 120
SUPER-REGIONAL BANKS                                             0.1%
PNC Bank Corp.                                                                         --                 120                 120
TELEPHONE - INTEGRATED                                           0.0%
Telephone and Data Systems, Inc.                                                       --                  55                  55
TOBACCO                                                          0.7%
Vector Group, Ltd.                                                                  2,891                  --               2,891
TOYS                                                             1.9%
Mattel, Inc.                                                                        5,495                  --               5,495
TRANSPORTATION - AIR FREIGHT                                     0.1%
Airborne, Inc.                                                                         --                 250                 250
CNF, Inc.                                                                              --                 150                 150
TRANSPORTATION - MARINE                                          1.4%
Grupo TMM S.A.(ADR) - Class A*                                                     18,050                  --              18,050
Teekay Shipping Corp. - New York Shares                                                --                 125                 125

Wireless Equipment                                               0.0%
Stratex Networks, Inc.*                                                                --               1,000               1,000

Total Common Stocks (cost)                                               $      3,998,406    $        393,905    $      4,392,311
CORPORATE BONDS                                                  1.7%
Tobacco                                                          1.3%
Vector Group, Ltd., 6.25%                                                         105,000                  --             105,000
convertible subordinated notes, due 7/15/08** (A)
Total Corporate Bonds (cost)                                             $        105,000    $             --    $        105,000
PREFERRED STOCK                                                  1.7%
Automotive - Cars and Light Trucks                               1.3%
General Motors Corp. - Series B, convertible, 5.25% (A)                             3,200                  --               3,200

Total Preferred Stock (cost)                                             $         87,075    $             --    $         87,075
REPURCHASE AGREEMENTS                                            1.8%
ABN Amro Bank, 1.32%, 2/3/2003                                                    100,000                  --             100,000

Total Repurchase Agreements (cost)                                       $        100,000    $             --    $        100,000
Total Investments (total cost 96.7%                                      $      4,290,481    $        393,905    $      4,684,386
Cash, Receivables and Other Assets, 3.3%
    net of Liabilities 100%
Net Assets



                                                                               MARKET VALUE

                                                           Janus Adviser       Janus Adviser
                                                              Strategic           Mid Cap
                                                             Value Fund          Value Fund           COMBINED
                                                          ----------------    ----------------    ----------------
SATELLITE TELECOMMUNCATIONS
EchoStar Communications Corp.*
SAVINGS/LOANS/THRIFTS                                               99,908                  --              99,908
Astoria Financial Corp.
SEMICONDUCTOR EQUIPMENT                                                 --               4,801               4,801
Asyst Technologies, Inc.*
                                                                        --               2,070               2,070
STEEL - PRODUCERS
Nucor Corp.
SUPER-REGIONAL BANKS                                                    --               4,789               4,789
PNC Bank Corp.
TELEPHONE - INTEGRATED                                                  --               5,285               5,285
Telephone and Data Systems, Inc.
TOBACCO                                                                 --               2,360               2,360
Vector Group, Ltd.
TOYS                                                                37,323                  --              37,323
Mattel, Inc.
TRANSPORTATION - AIR FREIGHT                                       109,900                  --             109,900
Airborne, Inc.
CNF, Inc.                                                               --               3,848               3,848
TRANSPORTATION - MARINE                                                 --               4,518               4,518
Grupo TMM S.A.(ADR) - Class A*
Teekay Shipping Corp. - New York Shares                             75,810                  --              75,810
                                                                        --               4,876               4,876
Wireless Equipment                                                                                          80,686
Stratex Networks, Inc.*
                                                                        --               2,699               2,699
Total Common Stocks (cost)
CORPORATE BONDS                                           $      3,522,564    $        375,620    $      5,257,491
Tobacco
Vector Group, Ltd., 6.25%
convertible subordinated notes, due 7/15/08** (A)                   72,056                  --              72,056
Total Corporate Bonds (cost)
PREFERRED STOCK                                           $         72,056    $             --    $         72,056
Automotive - Cars and Light Trucks
General Motors Corp. - Series B, convertible, 5.25% (A)
                                                                    74,000                  --              74,000
Total Preferred Stock (cost)
REPURCHASE AGREEMENTS                                     $         74,000    $             --    $         74,000
ABN Amro Bank, 1.32%, 2/3/2003
                                                                100,000.00                   0             100,000
Total Repurchase Agreements (cost)
Total Investments (total cost 96.7%                       $        100,000    $             --    $        100,000
Cash, Receivables and Other Assets, 3.3%                  $      3,768,620    $        375,620    $      5,503,547
    net of Liabilities 100%                               $         74,661    $        115,869    $        190,530
Net Assets                                                $      3,843,281    $        491,489    $      5,694,078

Summary of Investments by Country, January 31, 2003

                                  Market Value

                                                      % of investment Securities

                   JANUS ADVISER      JANUS ADVISER
                     STRATEGIC            MIDCAP
COUNTRY             VALUE FUND          VALUE FUND           COMBINED             COMBINED
-------------    ----------------    ----------------    ----------------     ----------------
Bahamas          $         93,578    $          4,876    $         98,454                  2.5%
Bermuda                        --               9,181               9,181                  0.2%
Canada                         --              12,321              12,321                  0.3%
India                      18,480                  --              18,480                  0.5%
Ireland                        --               1,176               1,176                  0.0%
Japan                      76,121                  --              76,121                  1.9%
Mexico                    250,086                  --             250,086                  6.3%
South Korea                78,381                  --              78,381                  2.0%
Sweden                         --               5,222               5,222                  0.1%
United States           3,079,918             342,844           3,422,762                 86.2%*
-------------    ----------------    ----------------    ----------------     ----------------
                 $      3,596,564    $        375,620    $      3,972,184                100.0%


* Includes Short-Term Securities (83.7% excluding Short-Term Securities)

JANUS ADVISER MID CAP VALUE FUND
--------------------------------------------------------------------------------
Financial Futures - Short
2 Contracts         S&P MidCap 400 Index
                        expires March 2003, principal
                        amount $88,380, value $83,370
                        cumulative appreciation.......................... $5,010
--------------------------------------------------------------------------------

Notes to Pro Forma Schedule of Investments

ADR                    American Depository Receipt

* Non-income producing security

**Securities are exempt from the registration requirements of the Securities Act of 1933 or other provisions and may be deemed to be restricted for resale.


(A) Securities that do not meet the definition of mid-cap equity securities (equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, within the 12-month average of the capitalization range of the Russell Midcap Index). These 14 securities had a market value of $1,122,185 as of January 31, 2003, which constitutes 20% of the net assets of the pro forma combined Fund shown in the Schedule of Investments. Because the Mid Cap Value Fund has a policy of investing at least 80% of assets in mid-cap equity securities, if the reorganization had occurred on January 31, 2003, some of the identified securities may have been sold as part of the reorganization. When the reorganization actually occurs, securities may have to be sold to meet the 80% policy, but the Funds have not identified which, if any, securities will be sold. In particular, the Funds have not determined to sell any of the securities identified in Statement of Investments as not meeting the definition of mid-cap equity security.

Notes to Pro forma Financial Statements

NOTE 1 - REORGANIZATION:

The Trustees approved a reorganization transaction on January 31, 2003, in which the Janus Adviser Series Strategic Value Fund will transfer its assets to the Janus Adviser Series Mid Cap Value Fund. After the reorganization, the surviving Fund will carry forward the financial statement history of the Janus Adviser Series Mid Cap Value Fund because the post-reorganization Fund will most closely resemble the Mid Cap Value Fund, considering that the investment advisers, investment objectives, policies and restrictions, and expense structure, will remain the same as it was before the reorganization. The transaction is expected to be effective on or about May 30, 2003. The unaudited pro forma portfolio of investments, and unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Fund which are incorporated by reference in the Statement of Additional Information.


NOTE 2 - SECURITY VALUATION:

Securities are valued at the closing price for securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Janus Adviser Series Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates at the close of the New York Stock Exchange. When market quotations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time the net asset value
(NAV) is determined, securities are valued at their fair value as determined in good faith under procedures adopted by and under the supervision of the Janus Adviser Series Trustees.


NOTE 3 - CAPITAL SHARES:

The unaudited pro forma net asset value per share assumes additional shares of the Janus Adviser Series Mid Cap Value Fund issued in connection with the proposed acquisition of the Janus Adviser Series Strategic Value Fund as of January 31, 2003. The number of additional shares issued was calculated by dividing the value of the assets, net of liabilities, of the Janus Adviser Series Strategic Value Fund by the net asset value of the Janus Adviser Series Mid Cap Value Fund share.

NOTE 4 - UNAUDITED PRO FORMA ADJUSTMENTS:

The accompanying unaudited pro forma financial statements reflect changes in Fund shares as if the merger had taken place on January 31, 2003. The fee structures of both Funds were materially consistent with one another; therefore the estimated reductions were due to the elimination of duplicate expenses.

NOTE 5 - MERGER COSTS:

Janus Capital Management LLC ("Janus Capital"), the investment adviser to the Funds, will bear all costs in connection with this reorganization.

NOTE 6 - FEDERAL INCOME TAXES:

It is the policy of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, each Fund intends not to be subject to any federal excise tax.

The surviving Fund intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. The amount of capital loss carryforward, which may offset the Strategic Value Fund's capital gains in any given year, may be limited as a result of previous reorganizations. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

                              JANUS ADVISER SERIES
                           PART C -- OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

Article IX of Janus Adviser Series' Trust Instrument provides for indemnification of certain persons acting on behalf of the Funds. In general, Trustees and officers will be indemnified against liability and against all expenses of litigation incurred by them in connection with any claim, action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their office in connection with the Funds, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Funds. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Funds also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Funds if his conduct is later determined to preclude indemnification, and that either he provide security for the undertaking, the Trust be insured against losses resulting from lawful advances or a majority of a quorum of disinterested Trustees, or independent counsel in a written opinion, determines that he ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees and officers.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.  EXHIBITS

Exhibit 1         (a)      Trust Instrument dated March 22, 2000, is
                           incorporated by reference to Registrant's
                           Registration Statement (File. No. 333-33978) on Form
                           N-1A filed with the Securities and Exchange
                           Commission on April 4, 2000.

                  (b) Form of Amendment to Trust Instrument is incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 2, filed February 14, 2001 (File No. 333-33978).

                  (c) Form of Second Amendment to Trust Instrument dated September 30, 2001 is incorporated by reference to
                           Exhibit 1(c) to Post-Effective Amendment No. 3, filed July 31, 2001 (File No. 333-33978).

                  (d) Third Amendment to Trust Instrument dated June 18, 2002, is incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

                  (e) Fourth Amendment to Trust Instrument, dated September 18, 2002, is incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 6, filed September 26, 2002 (File No. 333-33978).

                  (f) Fifth Amendment to Trust Instrument, dated October 14, 2002, is incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 7, filed October 17, 2002 (File No. 333-33978).

                  (g) Sixth Amendment to Trust Instrument, dated December 10, 2002, is incorporated by reference to Exhibit 1(g) to Post-Effective Amendment No. 9, filed January 3, 2003 (File No. 333-33978).

Exhibit 2         (a)      Bylaws are incorporated herein by reference to
                           Registrant's Registration Statement (File. No.
                           333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                  (b) First Amendment to Bylaws, dated September 18, 2002, is incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 6, filed September 26, 2002 (File No. 333-33978).

Exhibit 3         Not Applicable

Exhibit 4 Form of Agreement and Plan of Reorganization is filed herein as Exhibit A to Part A of this Registration Statement.

Exhibit 5         Not Applicable

Exhibit 6         (a)      Investment Advisory Agreement for Mid Cap Value Fund
                           is incorporated herein by reference to Exhibit 4(t) to Post-Effective Amendment No. 8, filed on December
                           30, 2002 (File No. 333-33978).

                  (b) Investment Sub-Advisory Agreement for Mid Cap Value Fund is incorporated herein by reference to Exhibit 4(u) to Post-Effective Amendment No. 8, filed on December 30, 2002 (File No. 333-33978).

Exhibit 7         (a)      Form of Distribution Agreement between Janus Adviser
                           Series and Janus Distributors, Inc. is incorporated by reference to Registrant's Registration Statement
                           (File. No. 333-33978) on Form N-1A filed with the
                           Securities and Exchange Commission on April 4, 2000.

                  (b) Form of Transfer and Assumption Agreement between Janus Distributors, Inc. and Janus Distributors LLC, dated April 1, 2002, is incorporated by reference to
                           Exhibit 5(b) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

                  (c) Amended and Restated Distribution Agreement between Janus Adviser Series and Janus Distributors LLC is incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

                  (d) Form of Amended and Restated Distribution and Shareholder Servicing Plan between Janus Adviser Series and Janus Distributors LLC is incorporated by reference to Exhibit 5(d) of Post-Effective Amendment No. 9, filed January 3, 2003 (File No. 333-33978).

Exhibit 8         Not Applicable

Exhibit 9         (a)      Form of Custodian Agreement between Janus Adviser
                           Series and State Street Bank and Trust Company is incorporated by reference to Exhibit 7(a) to Pre-Effective Amendment No. 1, filed on June 12, 2000
                           (File No. 333-33978).

                  (b) Form of Global Custody Services Agreement between Janus Adviser Series, on behalf of Janus Adviser Money Market Fund and Citibank, N.A is incorporated by reference to Exhibit 7(b) to Pre-Effective Amendment No. 1, filed on June 12, 2000 (File No. 333-33978).

                  (c) Foreign Custody Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated by reference to Exhibit 7(c) to Post-Effective Amendment No. 1, filed December 19, 2000 (File No. 333-33978).

                  (d) Form of Foreign Custody Manager Addendum to Global Custodial Services Agreement with Citibank, N.A. dated December 5, 2000 is incorporated by reference to Exhibit 7(d) to Post-Effective Amendment No. 1, filed December 19, 2000 (File No. 333-33978).

                  (e) Form of Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated by reference to Exhibit 7(e) to Post-Effective Amendment No. 1, filed December 19, 2000 (File No. 333-33978).

                  (f) Form of Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated by reference to Exhibit 7(f) to Post-Effective Amendment No. 1, filed December 19, 2000 (File No. 333-33978).

                  (g) Form of Letter Agreement with State Street Bank and Trust is incorporated by reference to Exhibit 7(g) to Post-Effective Amendment No. 2, filed February 14, 2001 (File No. 333-33978).

                  (h) Form of Letter Agreement with State Street Bank and Trust Company dated September 30, 2001 is incorporated by reference to Exhibit 7(h) to Post-Effective Amendment No. 3, filed July 31, 2001 (File No. 333-33978).

                  (i) Amendment to Subcustodian Contract between Citibank, N.A. and State Street Bank and Trust is incorporated by reference to Exhibit 7(i) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

                  (j) Form of Letter Agreement with State Street Bank and Trust Company dated December 31, 2002 is incorporated by reference to Exhibit 7(j) to Post-Effective Amendment No. 7, filed October 17, 2002 (File No. 333-33978).

                  (k) Form of Letter Agreement with State Street Bank and Trust Company dated December 31, 2002, is incorporated by reference to Exhibit 7(k) to Post-Effective Amendment No. 7, filed October 17, 2002 (File No. 333-33978).

                  (l) Form of Letter Agreement with State Street Bank and Trust Company dated March 21, 2003, is incorporated herein by reference to Exhibit 9(l) to Registrant's Registration Statement on Form N-14, filed on February 7, 2003 (File No. 333-103048).

Exhibit 10        (a)      Form of Distribution and Shareholder Servicing
                           Plan for Class I Shares is incorporated herein by reference to Exhibit 13(a) to Registration Statement filed on April 4, 2000 (File No. 333-33978).

                  (b) Distribution and Shareholder Servicing Plan for Class C Shares is incorporated by reference to Exhibit 13(b) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

                  (c) Rule 18f-3 Plan, dated June 18, 2002, is incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 5, filed on July 26, 2002 (File No. 333-33978).

Exhibit 11 Opinion and Consent of Shea & Gardner is incorporated herein by reference to Exhibit 11 to Registrant's Registration Statement on Form N-14, filed on February 7, 2003 (File No. 333-103048).

Exhibit 12 Form of Tax Opinion of Shea & Gardner is incorporated herein by reference to Exhibit 12 to Registrant's Registration Statement on Form N-14, filed on February 7, 2003 (File No. 333-103048).

Exhibit 13        (a)      Form of Transfer Agency Agreement with Janus Service
                           Corporation is incorporated by reference to Registrant's Registration Statement (File. No.
                           333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                  (b) Form of Administrative Services Agreement with Janus Service Corporation is incorporated by reference to Registrant's Registration Statement (File. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                  (c) Form of Transfer and Assumption Agreement between Janus Service Corporation and Janus Services LLC, dated April 1, 2002, is incorporated by reference to
                           Exhibit 8(c) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

                  (d) Amended and Restated Transfer Agency Agreement with Janus Services LLC is incorporated by reference to
                           Exhibit 8(d) to Post-Effective Amendment No. 5, filed July 26, 2002 (File No. 333-33978).

Exhibit 14        Consent of PricewaterhouseCoopers LLP is filed herewith.

Exhibit 15        Not Applicable

Exhibit 16        Powers of Attorney are incorporated herein by reference to
                  Exhibit 16 to Registrant's Registration Statement on Form N-14, filed on February 7, 2003 (File No. 333-103048).

Exhibit 17        (a)      Proxy Form is incorporated herein by reference to
                           Exhibit 17 to Registrant's Registration Statement on
                           Form N-14, filed on February 7, 2003 (File No.
                           333-103048).

                  (b) Expense Limitation Agreement for the Strategic Value Fund is filed herewith.

                  (c) Expense Limitation Agreement for the Mid Cap Value Fund is filed herewith.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the registrant, in the City of Denver, and State of Colorado, on the 28th day of March, 2003.

                                JANUS ADVISER SERIES


                                By: /s/ Loren M. Starr
                                    -------------------------------------
                                         Loren M. Starr, President and
                                         Chief Executive Officer


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                SIGNATURE                                   TITLE                                 DATE
                ---------                                   -----                                 ----

                                           President and                                     March 28, 2003
/s/ Loren M. Starr                         Chief Executive Officer
------------------------------------       (Principal Executive Officer)
Loren M. Starr

                                           Vice President, Chief Financial                   March 28, 2003
/s/ Anita E. Falicia                       Officer and Treasurer
------------------------------------       (Principal Accounting Officer)
Anita E. Falicia

Thomas H. Bailey*                          Trustee                                           March 28, 2003
------------------------------------
Thomas H. Bailey

William F. McCalpin*                       Trustee                                           March 28, 2003
------------------------------------
William F. McCalpin

John W. McCarter, Jr.*                     Trustee                                           March 28, 2003
------------------------------------
John W. McCarter, Jr.

Dennis B. Mullen*                          Trustee                                           March 28, 2003
------------------------------------
Dennis B. Mullen

James T. Rothe*                            Trustee                                           March 28, 2003
------------------------------------
James T. Rothe

William D. Stewart*                        Trustee                                           March 28, 2003
------------------------------------
William D. Stewart

Martin H. Waldinger*                       Trustee                                           March 28, 2003
------------------------------------
Martin H. Waldinger

/s/ Thomas A. Early
----------------------------------
*By   Thomas A. Early
      Attorney-in-Fact

                                INDEX OF EXHIBITS


EXHIBIT NUMBER          EXHIBIT TITLE
--------------          -------------

14                      Consent of PricewaterhouseCoopers LLP

17(b)                   Expense Limitation Letter for the Strategic Value Fund

17(c)                   Expense Limitation Letter for the Mid Cap Value Fund